CCRF Prime Portfolio
                                                      Institutional Class Shares
                                                            IllinoisPrime Shares

                                                          CCRF Federal Portfolio
                                                      Institutional Class Shares



                                                                      Prospectus
                                                          Dated November 3, 2006



                                    [IMAGES]

Neither the Securities and Exchange
Commission nor any state securities
commission has approved or disapproved
of these securities or passed upon the
accuracy or adequacy of this Prospectus.
Any representation to the contrary is a
criminal offense.

                                                                [Commonwealth
                                                               -----------------
                                                               Cash Reserve Fund
                                                                      LOGO]

                           Institutional Class Shares
                              IllinoisPrime Shares

                      Commonwealth Cash Reserve Fund, Inc.

Commonwealth Cash Reserve Fund, Inc. (the "Corporation") is offering two separate investment portfolios (each a "Portfolio" and, collectively, the "Portfolios") by means of this Prospectus. Both the Commonwealth Cash Reserve Fund (the "Prime Portfolio") and the Federal Portfolio (the "Federal Portfolio") are money market funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. This Prospectus gives you important information about the Institutional Class Shares and the IllinoisPrimeSM Shares of the Prime Portfolio ("IllinoisPrime Shares") and the Institutional Class Shares of the Federal Portfolio that you should know before investing.

PFM Asset Management LLC ("PFM Asset Management" or the "Adviser") serves as each Portfolio's investment adviser.

IllinoisPrime is a service mark of the Illinois Finance Authority.



--------------------------------------------------------------------------------
        4350 North Fairfax Drive o Suite 580 o Arlington, Virginia 22203
                                o 1-800-338-3383

                              CCRF PRIME PORTFOLIO
                             CCRF FEDERAL PORTFOLIO

                      Commonwealth Cash Reserve Fund, Inc.

                                Table of Contents

Risk/Return Summary - Prime Portfolio .........................................2

Investment Objectives & Principal Investment Strategies
Principal Risks
Portfolio Performance
Portfolio Expenses

Risk/Return Summary - Federal Portfolio .......................................6

Investment Objectives & Principal Investment Strategies
Principal Risks
Portfolio Performance
Portfolio Expenses

Investment Objectives and Policies ............................................9

Special Information about Cash Management for Municipalities & Institutions Valuation

Management of the Corporation ................................................12

Board of Directors
Investment Advisory & Administrative Arrangements

Shareholder Information ......................................................14

How to Purchase & Redeem Shares
Dividend, Tax & Related Information

Financial Highlights .........................................................21

For More Information .................................................Back Cover

Risk/Return Summary - Prime Portfolio
--------------------------------------------------------------------------------

Investment Objectives and Principal Investment Strategies

The Prime Portfolio is a money market fund that seeks to provide its shareholders with current income as high as is consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of $1.00 per share. To do so, the Prime Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less.

The Prime Portfolio invests exclusively in high-quality, short-term money market instruments. These instruments include:

      * Unconditional obligations of the United States Government or its agencies

      * High quality debt obligations of U.S. companies

      * Obligations of financial institutions

Principal Risks

Notwithstanding the high-quality securities in which the Prime Portfolio exclusively invests, an investment in the Prime Portfolio - like an investment in any money market fund - is subject to certain basic risks.

One of these is related to interest rates -- the chance that falling short-term interest rates will cause the Portfolio's income to decline or that rising interest rates may diminish the value of the Portfolio's investment securities.

A second is "management risk" -- the possibility that securities selected by the Portfolio's investment adviser will cause the Portfolio to underperform other money market funds.

Finally, the Portfolio is subject to "credit risk" -- the risk that the issuer of a security held by the Portfolio will fail to pay interest and principal in a timely manner.

An investment in the Prime Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk/Return Summary - Prime Portfolio
--------------------------------------------------------------------------------

Performance and Expenses

Portfolio Performance

The following information illustrates how the Institutional Class Shares of the Prime Portfolio have performed over time. The bar chart gives some indication of risk by showing changes in the Portfolio's performance from year to year. The table below the bar chart illustrates the average annual return of Institutional Class Shares of the Portfolio for the periods indicated. Keep in mind that the information below is calculated on a calendar year basis, while corresponding information set forth in the Financial Highlights portion of this Prospectus is calculated based on the Portfolio's fiscal year. Of course, past performance is not a guarantee of future results.

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares from year to year for the past ten years. IllinoisPrime Shares were not issued during this period. In any case the performance would have differed due to differences in expenses.

[THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

1996                     5.46%
1997                     5.61%
1998                     5.57%
1999                     5.20%
2000                     6.43%
2001                     4.17%
2002                     1.77%
2003                     1.12%
2004                     1.29%
2005                     3.07%

Note: Results are shown on a calendar year basis, though the Portfolio's fiscal year end is June 30. On June 18, 2004, the Corporation's Board of Directors approved changing the fiscal year-end of the Corporation's portfolios to June
30. Prior to June 18, 2004, the fiscal year-end of the Corporation's portfolios was March 31.

            High Quarter        4th Qtr 2000        1.64%

            Low Quarter         2nd Qtr 2004        0.24%

There is no performance information for the IllinoisPrime Shares of the Portfolio because the shares had not yet been issued as of the date of this Prospectus.

Average Annual Total Return of Institutional Class Shares             Past              Past              Past
(as of calendar year ended December 31, 2005)                       One Year         Five Years         Ten Years
----------------------------------------------------------------------------------------------------------------------
Prime Portfolio                                                        3.07%             2.28%              3.95%

To obtain current yield information, call 1-800-338-3383.

Risk/Return Summary - Prime Portfolio
--------------------------------------------------------------------------------

Portfolio Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Prime Portfolio. It is based upon gross expenses, without taking into account any fees that may have been waived by the Adviser or other service providers.

                                                       Institutional Class   IllinoisPrime
                                                              Shares             Shares
                                                       -------------------   -------------
         Management Fees (1)                                  0.17%              0.17%
         Transfer Agent Fees(2)                               0.00%              0.05%
         Distribution and Service (12b-1) Fees (3)            0.00%              0.00%
         Other Expenses                                       0.07%              0.07%
         Total Portfolio Operating Expenses                   0.24%              0.29%

(1) Figures shown under the heading "Management Fees" include both advisory and administration fees payable to the Adviser. The Adviser may, in its sole discretion, waive all or a portion of these fees in any year. During the fiscal years ended June 30, 2006, June 30, 2005 and June 30, 2004, the Portfolio's investment adviser waived fees equal to approximately .09%, .06% and .07%, respectively, of the Portfolio's average daily net assets on an annualized basis. After giving effect to this fee waiver, Management Fees paid by the Portfolio during the fiscal years ended June 30, 2006, June 30, 2005 and June 30, 2004 were .08%, .10% and .09%, respectively, of the average daily net assets of Institutional Class Shares of the Portfolio on an annualized basis. The IllinoisPrime Shares had not yet been issued as of the date of this Prospectus. The Adviser's goal is to maintain an overall expense ratio not to exceed 0.15% and 0.20% of the average daily net assets for Institutional Class Shares and IllinoisPrime Shares, respectively, during the current fiscal year. The Adviser expects to waive a portion of its fees during the current fiscal year, if necessary, to assist the Prime Portfolio in achieving these levels of expenses.

(2) Figures shown under the heading "Transfer Agent Fees" include transfer agency fees payable to the Adviser. Refer to the "Management of the Corporation" section that follows later on in this prospectus for further information on the transfer agency fees charged to the IllinoisPrime Shares.

(3) Expenses associated with the distribution of the Prime Portfolio's shares include any expenses associated with the 12b-1 Plan of Distribution adopted by the Corporation pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") related to the Prime Portfolio. Under the 12b-1 Plan, distribution related expenses paid may not exceed .25% of the Prime Portfolio's average daily net assets. Under the Distribution Agreement between the Corporation and PFM Fund Distributors, Inc. (the "Distributor"), dated July 1, 2005 (the "Distribution Agreement"), the Distributor is required to bear all of the costs associated with distribution of shares of the Prime Portfolio, including the incremental costs of printing and mailing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of printing, distributing and publishing sales literature and advertising materials, except for certain expenses under the 12b-1 Plan which are approved by the Board of Directors and paid by the Portfolio. Currently, no expenses have been approved by the Board of Directors for payment by the Portfolio under the 12b-1 Plan. Thus, the Portfolio is not currently accruing any amounts pursuant to the 12b-1 Plan.

Risk/Return Summary - Prime Portfolio
--------------------------------------------------------------------------------

Expense Example

This example allows you to compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. It is based on the following assumptions: $10,000 initial investment; 5% total return on your investment each year; Portfolio operating expenses remain as shown in the table above throughout the period; and redemption at the end of each time period.

         Term               Institutional Class Shares    IllinoisPrime Shares
         ----               --------------------------    --------------------
         1 year                       $  25                       $  30
         3 years                      $  77                       $  93
         5 years                      $ 135                       $ 163
         10 years                     $ 306                       $ 369

This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Risk/Return Summary - Federal Portfolio
--------------------------------------------------------------------------------

Investment Objectives and Principal Investment Strategies

The Federal Portfolio is a money market fund that seeks to provide its shareholders with current income as high as is consistent with stability, safety of principal and liquidity and to maintain a stable NAV of $1.00 per share. To do so, the Federal Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less.

The Federal Portfolio invests exclusively in obligations of the United States Government, its agencies and instrumentalities ("U.S. Government Obligations"); repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in such U.S. Government Obligations and repurchase agreements.

Principal Risks

As in the case of any money market fund investment, an investment in the Federal Portfolio is subject to three basic risks.

First, an investment in the Federal Portfolio is subject to "interest rate risk" -- the chance that falling short-term interest rates will cause income earned by the Federal Portfolio to decline or that rising interest rates may diminish the value of the Portfolio's investment securities.

A second risk is "management risk" -- the possibility that securities selected by the Portfolio's investment adviser will cause the Portfolio to under perform other money market funds with similar investment strategies.

Finally, the Federal Portfolio is subject to "credit risk" -- the risk that the issuer of a security held by the Portfolio will fail to pay interest and principal in a timely manner.

The Federal Portfolio is permitted to invest only in U.S. Government obligations, repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in such instruments.

A substantial redemption by a major shareholder of the Federal Portfolio within a short period of time could require the Adviser to liquidate positions more rapidly than would otherwise be desirable, which could adversely affect the Federal Portfolio's return.

An investment in the Federal Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk/Return Summary - Federal Portfolio
--------------------------------------------------------------------------------

Performance and Expenses
Portfolio Performance

The following information illustrates how the Institutional Class Shares of the Federal Portfolio have performed over time. The bar chart gives some indication of risk by showing changes in the Portfolio's performance from year to year. The table below the bar chart illustrates the average annual return of Institutional Class Shares of the Portfolio for the periods indicated. Keep in mind that the information below is calculated on a calendar year basis, while corresponding information set forth in the Financial Highlights portion of this Prospectus is calculated based on the Portfolio's fiscal year. Of course, past performance is not a guarantee of future results.

[THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

2004            1.16%
2005            3.04%

This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares during 2004 and 2005, the only full calendar years which it was operational.

Note: Results are shown on a calendar year basis, though the Portfolio's fiscal year end is June 30. On June 18, 2004, the Corporation's Board of Directors approved changing the fiscal year-end of the Corporation's portfolios to June
30. Prior to June 18, 2004, the fiscal year-end of the Corporation's portfolios was March 31.

            High Quarter        4th Qtr 2005        0.96%

            Low Quarter         2nd Qtr 2004        0.22%

Average Annual Total Return of Institutional Class Shares             Past               Since
(as of Calendar year ended December 31, 2005)                       One Year          Inception *
-----------------------------------------------------------------------------------------------------
Federal Portfolio                                                      3.04%             1.59%

* The Federal Portfolio commenced operations on May 19, 2003.

To obtain current yield information, call 1-800-338-3383.

Risk/Return Summary - Federal Portfolio
--------------------------------------------------------------------------------

Portfolio Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. It is based upon gross expenses, without taking into account any fees that may have been waived by the Adviser or other service providers.

                                                             Institutional Class
                                                                    Shares
                                                             -------------------
             Management Fees (1)                                    0.17%
             Distribution and Service (12b-1) Fees (2)              0.00%
             Other Expenses                                         0.11%
             Total Portfolio Operating Expenses                     0.28%

(1) Figures shown under the heading "Management Fees" include both advisory and administration fees payable to the Adviser. Fee waivers and/or expense reimbursements may be provided by the Adviser, on a voluntary basis from time to time. The Federal Portfolio commenced operations May 19, 2003. During the fiscal years ended June 30, 2006, June 30, 2005, and June 30, 2004, the Portfolio's investment adviser waived fees equal to approximately .12%, .11% and.17%, respectively, of the Portfolio's average daily net assets on an annualized basis. After giving effect to this fee waiver, Management Fees paid by the Portfolio during the fiscal years ended June 30, 2006, June 30, 2005 and June 30, 2004 were .05%, .06% and
      0%, respectively, of the Portfolio's average daily net assets on an annualized basis.

(2) Expenses associated with the distribution of the Portfolio's shares include any expenses associated with the 12b-1 Plan related to the Federal Portfolio. Under the 12b-1 Plans, distribution related expenses paid by the Portfolio may not exceed .25% of the Portfolio's average daily net assets. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Portfolio, including the incremental cost of printing and mailing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of printing, distributing and publishing sales literature and advertising materials, except for certain expenses under the 12b-1 Plan which are approved by the Board of Directors and paid by the Portfolio. Currently, no expenses have been approved by the Board of Directors for payment by the Portfolio under the 12b-1 Plan. Thus, the Portfolio is not currently accruing any amounts pursuant to the 12b-1 Plan.

Expense Example

This example allows you to compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. It is based on the following assumptions: $10,000 initial investment; 5% total return on your investment each year; Portfolio operating expenses remain as shown in the table above throughout the period; and redemption at the end of each time period.

                 Term                         Institutional Class Shares
                 ----                         --------------------------
                 1 year                                 $  29
                 3 years                                $  90
                 5 years                                $ 158
                 10 years                               $ 356

This example should not be considered a representation of past or future expenses. Actual expenses may be greater than or less than those shown.

Investment Objectives and Policies
--------------------------------------------------------------------------------

The objective of each of the Portfolios is to provide its shareholders with current income as high as is consistent with stability, safety of principal and liquidity, and to maintain a stable net asset value ("NAV") of $1.00 per share. To do so, the Portfolios maintain a dollar-weighted average portfolio maturity of 90 days or less. These objectives may not be changed without the approval of the relevant Portfolio's outstanding voting securities.

To achieve its investment objective, each Portfolio is permitted to purchase the instruments described in this Prospectus. Each Portfolio will invest only when the Adviser is satisfied that the credit risk presented by any investment is minimal. Detailed information about the Portfolios' investment policies is included in the Statement of Additional Information.

Obligations of the United States Government. These are U.S. Treasury bills, notes and bonds, and securities issued, sponsored or unconditionally guaranteed as to payment of principal and interest by the United States or any agency or instrumentality of the United States. Examples of agencies of the United States include Fannie Mae, Freddie Mac, the Federal Home Loan Banks, Federal Farm Credit System, and Government National Mortgage Association. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Repurchase Agreements. The Portfolios may enter into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price to the Portfolio on the agreed delivery date, the Portfolio may incur costs in disposing of the security and may experience losses if there is any delay in its ability to do so.

Commercial Paper. (Prime Portfolio only) The Prime Portfolio invests only in "prime quality" commercial paper of corporations organized under the laws of the United States or any state thereof, including paper issued by bank holding companies and high quality asset-backed securities, with a maturity of 270 days or less. "Prime quality" shall be as rated by at least two of the following firms: Moody's Investors Service, Inc. ("Moody's"), within its Moody's rating of prime 1, Standard & Poor's Rating Services ("S&P"), within its rating of A-1, Fitch Investor's Services, Inc. ("Fitch"), within its rating of F-1, or by their corporate successors. The Prime Portfolio will not invest more than 35% of its total assets in commercial paper and not more than 5% of its assets will be invested in the commercial paper of any one issuer.

Corporate Notes and Bonds. (Prime Portfolio only) The Prime Portfolio may invest in bonds, notes and other evidences of indebtedness or obligations issued by corporations organized under the laws of the United States or any state having a remaining maturity of 397 days. All such debt obligations purchased by the Prime Portfolio will be rated at least Aa by Moody's and have a rating of at least AA by S&P. The Prime Portfolio may purchase variable and floating rate instruments.

Obligations of Banks. (Prime Portfolio only) The Prime Portfolio may purchase bankers' acceptances, certificates of deposit and negotiable bank deposit notes. Bankers' acceptances are time drafts or bills of exchange created to finance trade goods and "accepted" by either a domestic bank or a foreign bank with an agency domiciled in the United States. Certificates of deposit and bank deposit notes are securities evidencing deposits in domestic banks and domestic offices of foreign banks.

Certificates of deposit and bank deposit notes will be considered for purchase by the Prime Portfolio only if rated at least A-1 by S&P and P-1 by Moody's in the case of securities with maturities of one year or less. A rating of at least AA by S&P and Aa by Moody's will be required before any bank obligation with a remaining maturity of over one year will be considered for purchase by the Prime Portfolio. The Prime Portfolio will not invest in any bank obligation with a remaining maturity of more than 397 days.

Investment Objectives and Policies
--------------------------------------------------------------------------------

Floating-Rate and Variable-Rate Obligations. Debt obligations purchased by the Portfolios may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments. These securities may have demand features which give the Portfolios the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

Municipal Obligations. (Prime Portfolio only) The Prime Portfolio may invest in the bonds, notes and other evidences of indebtedness of municipal entities including any state of the United States or any city, county, town or district situated in any one of the states of the United States. See "Investment Policies" in the Statement of Additional Information for a discussion of additional criteria that municipal obligations must meet to be eligible for investment by the Prime Portfolio.

Securities Issued by Other Money Market Funds. Both the Prime Portfolio and the Federal Portfolio may invest to a limited extent in securities of other money market mutual funds provided that the instruments in which any such money market fund may invest are restricted to those in which the Prime Portfolio or the Federal Portfolio, as the case may be, would be permitted to invest directly. As a shareholder of another mutual fund, a Portfolio would bear its pro rata portion of that fund's expenses, including advisory fees, in addition to its own expenses. See "Investment Policies" in the Statement of Additional Information for further information on money market fund investments.

Portfolio Holdings. A description of the Corporation's policy concerning the disclosure of portfolio holdings information is set forth in the Portfolios' Statement of Additional Information ("SAI").

Investment Objectives and Policies
--------------------------------------------------------------------------------

Special Information About Cash Management For Municipalities and Institutions

The Portfolios' investment objectives and investment policies are consistent with the special cash management needs of institutions, such as universities, hospitals, and not-for-profit organizations, as well as municipalities, other governmental agencies and political subdivisions (collectively, "governmental units") that must manage investments conservatively. Governmental units that, like the Corporation, are located in Virginia, should note that the Portfolios invest only in those instruments in which such governmental units are permitted to invest directly under Sections 2.2-4501 through 2.2-4510 of the Code of Virginia, and that the Federal Portfolio also meets the investment restrictions for sinking funds under section 2.2-4500 of the Code of Virginia. The investment objective and investment policies of the Prime Portfolio are also consistent with the requirements applicable to investments by certain corporations and non-profit institutions, such as hospitals, higher education and cultural organizations located in Illinois. Specialized cash management features are available through the Portfolios, including the ability, without charge, to establish multiple accounts, the availability of detailed individual account information on request, and assistance in complying with specialized accounting and record keeping required under the Internal Revenue Code (the "Code") arbitrage rebate provisions applicable to the earnings on proceeds of tax-exempt bonds.

Valuation

Each Portfolio values its portfolio securities based on the amortized cost method of valuation in accordance with rules adopted by the Securities and Exchange Commission ("SEC"). Under this method, the Portfolios' shares are normally valued at $1.00 per share. The amortized cost method permits the Portfolios to establish the value of each security held in its portfolio based on its cost to the Portfolio and to assume a constant amortization rate to maturity of any discount or premium. Accordingly, this valuation method does not reflect the impact of fluctuating interest rates on the market value of the security. Using this method, the Adviser, on behalf of the Corporation, determines the NAV of each Portfolio as of 12:00 noon, Eastern Time, Monday through Friday exclusive of Federal holidays, (a "Business Day"). The Portfolios' NAV per share -- the price at which shares of the Portfolios are purchased and redeemed -- is determined by dividing the value of the net assets of each Portfolio by its total number of shares outstanding.

Management of the Corporation
--------------------------------------------------------------------------------

Board of Directors

The Corporation's Board of Directors has overall responsibility for supervising the business and affairs of each of the separate money market Portfolios offered by the Corporation, including oversight of those organizations retained by the Board of Directors to provide investment advisory, administration and distribution services to the Portfolios. These organizations are described below. In addition, the Board of Directors has appointed an Advisory Board. Members of the Advisory Board are not permitted to serve on the Corporation's Board of Directors or serve as officers of the Corporation. Members of the Advisory Board may, however, be employees of institutions or governmental units that are shareholders of the portfolios offered by the Corporation. The function of the Advisory Board is to consult with and to advise the Board of Directors as to matters relating to the business of the Corporation and the Portfolios offered by the Corporation; the Advisory Board does not have the authority to bind the Corporation. The SAI sets forth the identity of, and other information about, the Corporation's Board of Directors and members of the Advisory Board. Please refer to the further information set forth in the SAI relating to the "Directors and Officers" of the Corporation.

Investment Advisory, Administration and Transfer Agency Arrangements

PFM Asset Management LLC ("PFM Asset Management"), the principal offices of which are located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044, serves as the investment adviser of the Portfolios pursuant to the terms of separate advisory agreements relating to each Portfolio (the "Advisory Agreements"). PFM Asset Management, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is under common ownership with Public Financial Management, Inc. ("PFM"), a financial advisory firm.

In the aggregate, PFM Asset Management and PFM have acted as financial advisers and/or investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities and health and higher education institutions in 35 states. PFM Asset Management had more than $24 billion in discretionary funds under management as of September 30, 2006. Together, these companies provide their clients with financial, investment advisory, and cash management services.

Under the Advisory Agreements, PFM Asset Management is responsible for providing a continuous investment program and computing the NAV for the Portfolios, as well as maintaining the books of account and related records. All expenses incurred by PFM Asset Management in connection with the provision of such services to the Portfolios, other than the cost of securities (including brokerage commissions, if any) purchased by the Portfolios, will be paid by PFM Asset Management. As compensation for its services under the Advisory Agreements, PFM Asset Management is entitled to receive from each Portfolio an annual fee, based on the average daily net assets of the respective Portfolio. The fee is accrued daily and payable monthly, in accordance with the following schedule:

        For the first $200 million of assets                     .12 of 1%
        For assets over $200 up to $400 million                  .10 of 1%
        For assets over $400 million up to $600 million          .09 of 1%
        For assets over $600 million                             .08 of 1%

For the fiscal year ended June 30, 2006, the fees paid (after fee waivers) to PFM Asset Management by the Prime Portfolio and the Federal Portfolio under the Advisory Agreements represented 0.08% and 0.05% of net assets, respectively. A discussion regarding the basis for the Board of Directors approval of the Advisory Agreements was included in the Portfolios' semi-annual report to shareholders for the six-month period ended December 31, 2005.

Management of the Corporation
--------------------------------------------------------------------------------

PFM Asset Management also provides certain administrative services to the Portfolios pursuant to the terms of an administration agreement ("Administration Agreement"). Under the Administration Agreement, PFM Asset Management provides all necessary administrative services, other than those relating to each Portfolio's investment portfolio and the maintenance of its accounting books and records. The Administration Agreement requires PFM Asset Management to provide office space and facilities, equipment and personnel necessary for the operation of the Portfolios, (including the salaries of each of those directors, officers and employees of the Corporation who are affiliated persons of the Adviser); oversee the preparation of tax returns, reports to shareholders and the Board of Directors, and filings with the SEC and state "Blue Sky" authorities; and coordinate the activities of other service providers. As compensation for its services under the Administration Agreement, PFM Asset Management is entitled to a fee, accrued daily and payable monthly, at the annual rate of 0.05% of the average daily net assets of each Portfolio. In addition, PFM Asset Management serves as transfer agent for each of the Portfolios under the terms of a transfer agency agreement ("TA Agreement"). For transfer agency services to the IllinoisPrime Shares, PFM Asset Management ("Transfer Agent") is entitled to a fee, accrued daily and payable monthly, at the annual rate of 0.05% of the average daily net assets of IllinoisPrime Shares of the Prime Portfolio. For transfer agency services for the Institutional Class Shares of the Prime Portfolio and the Federal Portfolio there is no separate fee, but the Transfer Agent is entitled to reimbursement of out-of-pocket expenses incurred in performing its duties under the TA Agreement.


Unless expressly assumed by PFM Asset Management under the agreements discussed above or by the Distributor (see below) all expenses incurred in the operation of the Portfolios are paid by the Portfolios, including but not limited to, legal and audit expenses, fees and expenses of the Portfolios' custodian and depository banks, certain costs associated with the distribution of shares of the Portfolios (including the cost of the preparation and setting in type of its prospectus and reports to shareholders and the costs of printing and distributing those copies of the prospectus and reports sent to shareholders), fees associated with the registration of the Portfolios' shares under Federal and state securities laws, and interest, taxes and other non-recurring or extraordinary expenses, including litigation.

Fee waivers and/or expense reimbursements may be undertaken by PFM Asset Management on a voluntary basis.

Distributor and Other Service Providers

Shares of the Prime Portfolio and the Federal Portfolio are offered on a continuous basis through PFM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, pursuant to the terms of an agreement ("Distribution Agreement") between the Distributor and the Corporation. The Portfolios have also adopted the 12b-1 Plan. To the extent any payments are made from a Portfolio's assets pursuant to the 12b-1 Plan on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Portfolios, including the incremental cost of printing and mailing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of printing, distributing and publishing sales literature and advertising materials; except for certain expenses under the 12b-1 Plan which are approved by the Board of Directors and paid by the Portfolios.

Under the 12b-1 Plan, distribution expenses relating to a particular Portfolio are borne by that Portfolio. Expenses relating to both Portfolios are allocated between the Portfolios on a pro-rata basis, subject to the review of the Board of Directors at each of its quarterly meetings.

Funds for the purchase of shares are deposited with Wachovia Bank, N.A. ("Depository Bank"). Securities and other assets are held by U.S. Bank N.A., which serves as (the "Custodian").

Shareholder Information
--------------------------------------------------------------------------------

How to Purchase and Redeem Shares

Purchases

Shares of the Portfolios are offered on a continuous basis at the NAV next determined after an order is entered and deemed effective on the basis described below under "When Shares Are Purchased and Dividends Declared and Paid." There is no sales charge. Shares may be purchased through the Transfer Agent or the Distributor. Shares of the Portfolios are available to institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations.

Institutional Class Shares and IllinoisPrime Shares have different expenses and other characteristics, as described below.

Institutional Class Shares                         IllinoisPrime Shares
--------------------------                         --------------------
   o    $10 million minimum investment(1) and         o    No minimum investment
   o    $10 million average balance(1)                o    No minimum balance
   OR
   o Institutions that participate in certain programs sponsored by PFM Asset Management(2)

(1) Based on value of single account, aggregate value of related accounts or, under appropriate circumstances, anticipated investment during the 13 month period following the initial investment ("letter of intent option").
(2)   See Additional Purchase Information, below, for further information.

The Corporation reserves the right to increase or decrease the minimum amount required to open and maintain an account or add to an existing account, without prior notice.

IllinoisPrime Program

IllinoisPrime Shares of the Prime Portfolio are made available for purchase by certain corporations and non-profit institutions, such as hospitals, higher education and cultural organizations, as part of the Illinois Finance Authority Investment Management and Arbitrage Rebate Program (the "Program") to facilitate the investment of proceeds (and related funds) from the issuance of bonds by the Illinois Finance Authority (the "IFA") and other Illinois issuers. The IFA, as sponsor and endorser of the Program, oversees the operations of the Program and facilitates the collection and transmittal of information regarding Program participants and potential Program participants. In consideration of these Program-related services, PFM Asset Management pays a fee to the IFA that is computed daily and paid quarterly at the annual rate of 0.05% of the net assets of the Prime Portfolio attributable to IllinoisPrime Shares. The fee is paid by PFM Asset Management from its own resources, and is not an expense of the Corporation or of the Prime Portfolio.

Shareholder Information
--------------------------------------------------------------------------------

Opening Account(s)

A properly completed application (the "Application") must be sent to the Distributor at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044 to open a new account. A properly completed Application must be received by the Transfer Agent before a deposit or a redemption request will be honored.

Initial investments may be made in either of two convenient ways:

1. By Mail. The Transfer Agent can provide instructions on how to invest by check. Checks will be deposited when received by the Depository Bank and proceeds will be invested when they are converted to Federal Funds. This procedure may take two or more Business Days. Instructions for depositing checks by mail are available by contacting the Transfer Agent at (800) 338-3383.

2. By Wire. Payment may be wired in Federal Funds (money credited to a bank account with a Federal Reserve Bank) to the Portfolios' Depository Bank. To insure prompt and proper crediting to its account, a Shareholder choosing to place money in the Portfolios by wire should telephone the Transfer Agent in advance at (800) 338-3383, and wire funds to:


                               Wachovia Bank, N.A.
                               Richmond, Virginia
                          ABA# 051400549 for credit to
                 (Portfolio Name and Class of Shares) Account No
                     2079900437663 (for the Prime Portfolio)
                                       or
              Account No 2018414226538 (for the Federal Portfolio)

Additional Investments

Additional investments may be made in any amount after an account has been established by calling a Fund representative at 1-800-338-3383 and mailing to the Portfolios' Depository Bank a check, money order or negotiable bank draft, made payable to the appropriate Portfolio at the following address:


                               Wachovia Bank, N.A.
                           Two James Center, 7th Floor
                           1021E Cary Street, VA 9620
                            Richmond, Virginia 23219
                          Attn: Richard H. Grattan, SVP

Additional investments may also be made by wiring funds (to the address indicated above under "By Wire") after calling the Transfer Agent in advance, as described above, or by initiating a transaction through the Portfolios' website at www.ccrf.net. In each case, the shareholder should indicate the name and account number to insure prompt and proper crediting of the account.

Additional Purchase Requirements

Institutions whose participation in programs sponsored by PFM Asset Management would enable them to purchase Institutional Class Shares include: participants in the Virginia AIM Program and Virginia SNAP(R) Program; certain clients of PFM Asset Management that do not anticipate a high volume of transactions; shareholders who are spending down bond proceeds after having initially qualified to purchase Institutional Class Shares; and investors who were shareholders of either of the portfolios as of January 1, 2004 and have maintained a continuous investment since that time.

Shareholder Information
--------------------------------------------------------------------------------

Institutions eligible to purchase IllinoisPrime Shares of the Prime Portfolio include certain Illinois corporations and non-profit institutions.

When Shares Are Purchased and Dividends Declared and Paid

The Portfolios seek to be as fully invested as possible at all times to achieve high income. As the Portfolios will be investing in instruments that normally require same day payment in Federal Funds, the Portfolios have adopted certain procedures for the convenience of investors and to insure that each Portfolio has investable funds available to it.

The net asset value per share of each of the Portfolios is determined each Business Day as of 12:00 noon, Eastern Time. A purchase of shares of a Portfolio will be effected at the NAV per share next determined after receipt of the purchase order in "good order." "Good order" means receipt by the Transfer Agent of an acknowledged notification (written or verbal) and completed registration forms and receipt by the Depository Bank of full payment in Federal Funds. Wire payments not in Federal Funds will normally be converted into Federal Funds on the Business Day after receipt of the wire by the Depository Bank. Payments transmitted by check will normally be converted to Federal Funds within one day after receipt by the Depository Bank. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank. Shares will begin earning dividends starting on the day the shares are purchased and dividends will not be accrued on the day on which the shares are redeemed. All dividends will be invested in additional shares of the Portfolio.

Confirmations

All purchases of shares will be confirmed and credited to the Shareholder in an account maintained by the Portfolio in full and fractional shares of the appropriate Portfolio (rounded to the nearest 1/1000 of a share). Share certificates will not be issued. The Corporation reserves the right to reject any order for purchase of shares. In addition, the offering of shares may be suspended at any time (although this is not expected to occur) and resumed at any time thereafter.

Redemptions

The Portfolios provide day to day liquidity on any Business Day. Shareholders may redeem their investment, in whole or in part, on any Business Day upon receipt by the Corporation in the proper form (i.e., use of one of the redemption methods described below) of a redemption request. Except for shares recently purchased by check, as discussed below, there is no minimum time period for any investment in the Portfolios. There are no redemption fees or withdrawal penalties. A completed Application must have been received by the Corporation before redemption requests of any kind will be honored.

Convenient Redemption Methods

A Shareholder has the flexibility of four redemption methods for easy and convenient access to the Portfolios. Under the first two methods, for security reasons, cash proceeds from redemptions are sent only to the predesignated bank account(s) of the Shareholder. Such payments will be wired to the Shareholder's predesignated bank account in accordance with the Shareholder's instructions.

Shareholder Information
--------------------------------------------------------------------------------

1. By Mail. Redemptions may be requested by a letter of instruction from the Shareholder signed by an authorized signatory or signatories of the Shareholder, indicating the account number, amount to be redeemed, and payment directions sent to:

                      (Portfolio Name and Class of Shares)
                      Commonwealth Cash Reserve Fund, Inc.
                  c/o PFM Asset Management LLC, Transfer Agent
                          One Keystone Plaza, Suite 300
                          North Front & Market Streets
                            Harrisburg, PA 17101-2044

The mailed redemption should contain the following information:

*     Portfolio Name.
*     Class of Shares.
*     Account Number.
* Dollar amount or number of shares to be redeemed or a statement that all of the shares are to be redeemed.
* Payment instructions (redemption proceeds will be wired to a Shareholder's bank account designated by the Shareholder in the Application and specified in the redemption request).
*     Authorized signatures of the Shareholder.

2. By Telephone or Internet. The Portfolios will accept telephone or Internet requests for redemption for payment to pre-designated bank accounts. Such requests must be made by an authorized person. The account number and amount to be redeemed must be supplied by the Shareholder. To redeem by telephone, call:
1-800-338-3383. After receiving user and password information, Shareholders may request redemptions over the Internet at www.ccrf.net.

If the telephone or Internet redemption request is received prior to 12:00 noon, Eastern Time, funds will be wired to the Shareholder's designated account on that same Business Day. Requests received after 12:00 noon will be processed on the next day that NAV is determined. Funds will remain invested in the Portfolios until the day that they are wired. The commercial bank account information supplied to the Corporation must be in the exclusive name of the Shareholder or the Shareholder's agent. The Shareholder may at any time change or add designated bank accounts by completing and returning a form available from the Corporation.

3. By ACH. Upon request, the Transfer Agent will utilize the Automated Clearing House to make payments to a Shareholder's account. Shareholders wishing to utilize this service should obtain the necessary authorization forms and instructions from the Transfer Agent. Shareholders should contact the Transfer Agent at 1-800-338-3383 by 2:30 P.M., Eastern Time, on the Business Day before the desired payment settlement in order to request payments by ACH.

4. By Redemption Check. The Depository Bank will provide each shareholder who requests checkwriting, without charge, with a book of redemption checks. A shareholder wishing to use this redemption check procedure should notify the Corporation or so indicate on the Application and will thereupon be issued redemption checks for this purpose. Redemption checks may be signed only by those authorized on the Application.

Shareholder Information
--------------------------------------------------------------------------------

The Shareholder will be subject to applicable banking rules and regulations, but there is no charge to the Shareholder for the maintenance of this redemption check writing privilege or for clearing any redemption checks. The Shareholder may have a redemption checking privilege for each separate account. When a redemption check is presented to the Depository Bank for payment, the Transfer Agent will cause the appropriate Portfolio to redeem a sufficient number of full and fractional shares in the Shareholder's account to cover the amount of the redemption check. The redemption check procedure enables the Shareholder to continue receiving dividends on those shares which are equal to the amount being redeemed by the redemption check until such time that the redemption check is presented to the Depository Bank for payment.

A Shareholder should be certain that adequate Portfolio shares (which were not recently purchased by check) are in the account to cover the redemption check. See "Redemption Procedures" below for special requirements as to Portfolio shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." Redemption checks may not be used to close an account. This privilege may be modified or terminated at any time by the Corporation or the Depository Bank upon notice to shareholders.

Redemption Procedures

Redemption of shares will occur at the next determined NAV following the receipt of a request for redemption in proper form (as discussed above in "Convenient Redemption Methods") by the Corporation. If received before 12:00 noon, a redemption request will normally be processed on the Business Day it is received and except as set forth below, no more than seven days after a proper request for redemption is received. Redemption requests for shares purchased by a check (irrespective of whether the check is a regular check, cashier's or official bank check) within the prior fifteen days will be processed as stated above; however, payment of redemption proceeds relating to shares purchased by check within fifteen days of the date on which the redemption request was received may be delayed by the Corporation until a determination is made that the check given in purchase has cleared, which may be up to fifteen days from the purchase date. Using wire payments in Federal Funds or Federal Reserve Drafts to pay for purchases can eliminate possible delays in redemptions.

If the Board of Directors of the Corporation determines that it would be detrimental to the best interest of the remaining shareholders to make payment wholly in cash, the Corporation may pay the redemption price from the investment holdings of the Portfolios, in lieu of cash, in conformity with the rules of the SEC. It should be noted that the management of the Portfolios considers the prospect highly remote that the Portfolios would redeem shares using this "in kind" provision.

Frequent Purchases and Redemptions of Fund Shares

The Board of Directors has determined not to adopt a policy regarding the frequent purchase and redemption of Portfolio shares because each Portfolio invests exclusively in money market instruments. Moreover, each Portfolio has adopted policies designed to stabilize its share price at $1.00. Under these circumstances, it is not expected that the frequent purchase and redemption of shares will adversely impact the Portfolios.

Dividend, Tax and Related Information

Dividends

All of the Portfolios' net income is declared daily as a dividend and paid monthly on the last Business Day of each month in additional shares at the NAV (ordinarily $1.00 per share). The Portfolios' earnings for Saturdays, Sundays and holidays are declared on the previous Business Day. All dividends will be re-invested in additional shares of the Portfolios unless specific instructions are received to pay dividends in cash. Each shareholder will receive, on a monthly basis, a summary of its account(s), including information on dividends declared during the month and the shares credited to the account(s) through reinvestment of dividends. A shareholder who redeems all of its shares receives, on the next dividend payment date, the amount of all dividends declared for the month to the date of redemption.

Shareholder Information
--------------------------------------------------------------------------------

Daily dividends are calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of the NAV and will include accrued interest and original issue and market discount earned since the last evaluation, plus or minus any realized gains or losses (which are not included in the Portfolio's yield), less the estimated expenses of the shares of the Portfolio and amortized original issue and market premium for the period. Under this dividend policy, the daily dividend declared on the Portfolios' shares will fluctuate.

Taxes

Taxation of the Portfolios

Each Portfolio has elected, or intends to elect, as applicable, to be classified and intends to continue to qualify as a "regulated investment company" under Subchapter M ("Subchapter M") of the Code and distribute all of its taxable income. If the Portfolios so qualify, they will not pay Federal income taxes on their net investment income and net realized capital gains they distribute. If the Portfolios have any net long-term capital gains, the Portfolios intend to pay a capital gains distribution in accordance with the timing requirements imposed by Subchapter M.

Taxation of Shareholders

Dividends of net investment income and distributions of net realized capital gains are generally taxable to shareholders (except tax-exempt shareholders) whether they are received in cash or reinvested in shares of the Portfolios. Shareholders will be notified annually as to the Federal tax status of dividends or distributions paid. Redemptions of Portfolio shares may result in taxable gain to the redeeming shareholder if the redemption proceeds exceed the shareholder's adjusted basis for the redeemed shares.

Section 115(1) of the Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of
Section 115(1) to earnings from their investments in the Portfolios. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury.

Federal income tax law requires the Corporation to withhold a "backup withholding" tax at the then-current rate from dividends and redemptions (including exchanges) that occur with respect to shareholder accounts if the shareholder has not properly furnished a correct taxpayer identification number and has not certified that withholding does not apply.

The foregoing summarizes certain Federal tax considerations relating to taxation of each Portfolio and its shareholders. The summary does not discuss all aspects of Federal income taxation that may be relevant to a particular shareholder based upon the shareholder's particular investment circumstances or to certain types of shareholders subject to special treatment under the Federal income tax laws.

STATE AND LOCAL TAXES. Dividends and other distributions paid by a Portfolio and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. government securities held by the Portfolio, certain states and localities may allow the character of the Portfolio's income to pass through to shareholders. If so, the portion of dividends paid by the Portfolio that is derived from interest on certain U.S. government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. government securities does not constitute interest on U.S. government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. government securities in which the Portfolios may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. government securities.

Shareholder Information
--------------------------------------------------------------------------------

The discussion set forth above regarding federal, state and local income taxation is included for general information only. You should consult your tax advisor concerning the federal, state and local tax consequences of an investment in a Portfolio.

Reports to Shareholders; Independent Registered Public Accounting Firm

Shareholders will receive annual reports containing financial statements audited by independent auditors and semi-annual reports containing unaudited financial statements. In addition, the Corporation provides for each Shareholder account (including multiple accounts): confirmations of all investment or redemption transactions, individual monthly account statements, and individual account information upon request.

Ernst & Young LLP, located at Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, Pennsylvania 19103, currently serves as the Portfolios' independent registered public accounting firm.

Financial Highlights
--------------------------------------------------------------------------------

IllinoisPrime Shares of the Prime Portfolio have not yet been issued as of the date of this Prospectus and have no performance history. For this reason, the tables that follow only present performance information about Institutional Class Shares of the Portfolios.


The financial highlights table is intended to help you understand the financial performance of the Institutional Class Shares of the Prime Portfolio for the past three years ended March 31, 2004, the three months ended June 30, 2004 and the years ended June 30, 2005 and June 30, 2006, and the Institutional Class Shares of the Federal Portfolio since the Federal Portfolio's inception. Certain information reflects financial results for a single share. The total returns in the tables represent the rates that an investor would have earned on an investment in Institutional Class Shares of the Prime Portfolio and Federal Portfolio, respectively. The financial highlights for the years ended June 30, 2006, June 30, 2005, the three months ended June 30, 2004, and the fiscal years ended March 31, 2004, 2003, and 2002 have been audited by Ernst & Young LLP. These financial highlights, along with the Portfolios' financial statements, are included in the Portfolios' Annual Reports for the year ended June 30, 2006, which is incorporated by reference in the Statement of Additional Information, which is available upon request.

Institutional Class Shares - Prime Portfolio

                                                                April 1,
                                         Year         Year        2004
For a Share Outstanding                 Ended        Ended      through
  Throughout Each Period               June 30,     June 30,    June 30,        Year Ended March 31,
----------------------------------------------------------------------------------------------------------
                                         2006         2005        2004       2004       2003       2002
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of           $  1.000     $  1.000   $  1.000    $  1.000   $  1.000   $  1.000
   Period
----------------------------------------------------------------------------------------------------------
Income From Investment Operations
   Net Investment Income                   0.041        0.020      0.002       0.010      0.016      0.031
----------------------------------------------------------------------------------------------------------
   Total From Operations                   0.041        0.020      0.002       0.010      0.016      0.031
----------------------------------------------------------------------------------------------------------
Less: Distributions
----------------------------------------------------------------------------------------------------------
   Net Investment Income                  (0.041)      (0.020)    (0.002)      0.010)    (0.016)    (0.031)
----------------------------------------------------------------------------------------------------------
   Total Distributions                    (0.041)      (0.020)    (0.002)     (0.010)    (0.016)    (0.031)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $  1.000     $  1.000   $  1.000    $  1.000   $  1.000   $  1.000
==========================================================================================================
Total Return                                4.16%        2.05%      0.24%       1.03%      1.65%      3.12%
==========================================================================================================
Ratios/Supplemental Data
Net Assets, End of Period (000)         $154,533     $197,189   $369,129    $332,147   $292,913   $249,044

Ratio of Expenses to Average
   Net Assets                               0.15%        0.15%      0.15%(t)    0.15%      0.15%      0.15%

Ratio of Expenses to Average
   Net Assets Before Fee Waivers            0.24%        0.22%      0.22%(t)    0.21%      0.22%      0.23%

 Ratio of Net Investment Income
    to Average Net Assets                   4.01%        1.96%      0.96%(t)    1.02%      1.57%      3.07%

Ratio of Net Investment Income
   to Average Net Assets Before
   Fee Waivers                              3.92%        1.89%      0.89%(t)    0.96%      1.50%      2.99%

==========================================================================================================

(t)   Annualized

Financial Highlights
--------------------------------------------------------------------------------

Institutional Class Shares - Federal Portfolio

                                                         Year            Year        April 1, 2004   May 19, 2003(3)
                                                         Ended           Ended          through         through
For a Share Outstanding Throughout The Period        June 30, 2006   June 30, 2005   June 30, 2004   March 31, 2004
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $ 1.000         $ 1.000         $ 1.000        $  1.000
-------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
   Net Investment Income                                 0.040           0.020           0.002           0.008
-------------------------------------------------------------------------------------------------------------------
   Total From Operations                                 0.040           0.020           0.002           0.008
-------------------------------------------------------------------------------------------------------------------
Less: Distributions
-------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                (0.040)         (0.020)         (0.002)         (0.008)
-------------------------------------------------------------------------------------------------------------------
   Total Distributions                                  (0.040)         (0.020)         (0.002)         (0.008)
-------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                       $ 1.000         $ 1.000         $ 1.000        $  1.000
===================================================================================================================
Total Return                                              4.08%           2.01%           0.22%           0.83%
===================================================================================================================
Ratios/Supplemental Data
Net Assets, End of Period (000)                        $10,891         $66,229         $59,908        $106,749

Ratio of Expenses to Average Net Assets                   0.16%           0.15%           0.14%(t)        0.13%(t)

Ratio of Expenses to Average Net Assets Before Fee
  Waivers                                                 0.28%           0.27%           0.31%(t)        0.25%(t)

Ratio of Net Investment Income to Average Net
  Assets                                                  3.64%           2.01%           0.88%(t)        0.95%(t)

Ratio of Net Investment Income to Average Net Assets
  Before Fee Waivers                                      3.52%           1.89%           0.71%(t)        0.83%(t)
===================================================================================================================

(t)   Annualized

*     Date of Commencement of Operations

For More Information

Additional information about the Portfolios and the securities in which each Portfolio invests can be found in the SAI. The SAI is incorporated into this prospectus by reference, which means that it is legally considered to be part of this prospectus.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders, which are available, free of charge, on the Portfolios' internet site at www.ccrf.net. You can obtain free copies of the SAI, request other information and get answers to your questions by calling the Distributor at 800-338-3383, by writing to Commonwealth Cash Reserve Fund, Inc., 4350 North Fairfax Drive, Suite 580, Arlington, VA 22203 or via the Internet at www.ccrf.net.

To invest or make additional deposits in the Portfolios, to redeem shares, or for yield information or general account inquires, contact the Portfolio's Transfer Agent at 800-338-3383.

To request new account applications or to invest in the Portfolios, please contact the Portfolio's Distributor, PFM Fund Distributors, Inc. at 800-338-3383.

You can review and copy the Portfolios' reports and SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Reports and other information about the Portfolios' are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


       The Corporation's Investment Company Act File number is 811-04933.

                                                                    SNAP(R) Fund


                                                                 [Virginia State
                                                                 ---------------
                                                                     SNAP(R)
                                                                 ---------------
                                                                 Non-Arbitrage
                                                                  Program Logo]



                                                                      Prospectus
                                                          Dated November 3, 2006



                                    [IMAGES]

Neither the Securities and Exchange
Commission nor any state securities
commission has approved or disapproved
of these securities or passed upon the
accuracy or adequacy of this Prospectus.
Any representation to the contrary is a
criminal offense.

                                                                [Commonwealth
                                                               -----------------
                                                               Cash Reserve Fund
                                                                       LOGO]

                                  SNAP(R) Fund
                      Commonwealth Cash Reserve Fund, Inc.

SNAP(R) Fund (the "Fund") is a series of the Commonwealth Cash Reserve Fund, Inc., a diversified, open-end management investment company (the "Corporation"). The Fund is a money market fund designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, and political subdivisions in Virginia. This prospectus gives you important information about the Fund that you should know before investing. Shares of the Fund are offered only to investors participating in the Commonwealth of Virginia State Non-Arbitrage Program (the "SNAP(R) Program").

PFM Asset Management LLC ("PFM Asset Management" or the "Adviser") serves as the Fund's investment adviser.


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        4350 North Fairfax Drive o Suite 580 o Arlington, Virginia 22203
                                o 1-800-338-3383

                                TABLE OF CONTENTS

Section                                                                     Page

Risk/Return Summary ...........................................................1
   Investment Objectives & Principal Investment Strategies
   Principal Risks
   Fund Performance
   Fund Expenses

Investment Objectives and Policies ............................................4
   Special Information About Cash Management For Municipalities and Institutions Valuation

Management of the Corporation .................................................7
   Board of Directors
   Investment Advisory and Transfer Agency Arrangements
   Distributor and Other Service Providers

Shareholder Information .......................................................9
   How to Purchase & Redeem Shares
   Dividend, Tax and Related Information

Financial Highlights .........................................................13
For More Information .................................................Back Cover

Risk/Return Summary
--------------------------------------------------------------------------------

Investment Objectives and Principal Investment Strategies

The Fund is a money market fund that seeks to provide its shareholders ("Shareholders") with current income as high as is consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of $1.00 per share. To do so, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include:

      * Obligations of the United States Government, its agencies or instrumentalities

      *     Obligations of U.S. municipalities

      *     High quality debt obligations of U.S. companies

      *     Obligations of financial institutions

All instruments acquired by the Fund are instruments in which municipalities and other government entities organized under the laws of the Commonwealth of Virginia are permitted to invest under the laws of that state.

Principal Risks

Notwithstanding the high-quality of the securities in which the Fund exclusively invests, an investment in the Fund - like an investment in any money market fund
- is subject to certain risks.

One of these is related to interest rates - the chance that falling short-term interest rates will cause the Fund's income to decline.

A second is "management risk" - the possibility that securities selected by the Fund's investment adviser will cause the Fund to underperform other money market funds.

Finally, the Fund is subject to "credit risk" - the risk that the issuer of a security held by the Fund will fail to pay interest and principal in a timely manner. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk/Return Summary
--------------------------------------------------------------------------------

Performance and Expenses

Fund Performance

The following information illustrates how the Fund has performed over time. Prior to September 17, 2004, Evergreen Investment Management Company ("Evergreen") served as the Fund's investment adviser. Prior to that date, the Fund was a series of the Evergreen Select Money Market Trust. The return information below reflects the performance of the Fund for the periods prior to September 17, 2004, during which time Evergreen served as the Fund's investment adviser, and for the periods thereafter. The bar chart gives some indication of risk by showing changes in the Fund's performance from year to year. The table below the bar chart illustrates the average annual return of the Fund for the periods indicated. Keep in mind that the information below is calculated on a calendar year basis, while corresponding information set forth in the Financial Highlights portion of this Prospectus is calculated based on the Fund's fiscal year. Of course, past performance is not a guarantee of future results.

Year-by Year Total Return (%)

[THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

1996           5.47%
1997           5.61%
1998           5.62%
1999           5.28%
2000           6.50%
2001           4.21%
2002           1.86%
2003           1.16%
2004           1.34%
2005           3.20%

            High Quarter               3Q 2000                   1.66%

            Low Quarter                3Q 2003                   0.26%

            Year to date as of September 30, 2006 (unannualized) 3.72%

Note: Results are shown on a calendar year basis; the Fund's fiscal year-end, however, is June 30.

Risk/Return Summary
--------------------------------------------------------------------------------


Average Annual Total Return
(as of Calendar year ended December 31, 2005)

                          Inception             Past               Past                Past               Since
                        Date of Fund           1 year             5 years            10 years           Inception
SNAP(R) Fund               7/24/1995            3.20%              2.35%               4.01%              4.01%

To obtain current yield information call 1-800-570-SNAP.

Fund Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon the estimated fees and expenses of the Fund, without taking into account any fees that may be voluntarily waived (or Fund expenses that may be voluntarily absorbed) by the Fund's investment adviser or other service providers. Other expenses incurred by the SNAP(R) Program, or by participants in the SNAP(R) Program that do not relate to the Fund, are not reflected.

             Management Fees (1)                                     0.07%
             Other Expenses                                          0.01%
             Total Fund Operating Expenses                           0.08%

(1) The management fee is calculated at the annual rates of: 0.08% of the average daily net assets of the Fund up to and including $1 billion and 0.06% of the average daily net assets of the Fund that are in excess of $1 billion. The Adviser may, in its sole discretion, waive all or a portion of these fees in any year.

Expense Example

This example allows you to compare the cost of investing in the Fund to the cost of investing in other mutual funds. It is based on the following assumptions:
$10,000 initial investment; 5% total return on your investment each year; Fund operating expenses remain as shown in the table above throughout the period; and redemption at the end of each time period.

          1 Year         3 Years        5 Years       10 Years
          ------         -------        -------       --------
            $8             $26            $45           $103

This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Investment Objectives and Policies
--------------------------------------------------------------------------------

The Fund's investment objective is to provide Shareholders with high current income as high as is consistent with stability, safety of principal and liquidity. This objective may not be changed without the approval of the Fund's shareholders.

To pursue its investment objective, the Fund purchases the U.S. dollar, denominated instruments described in this Prospectus. Pursuant to procedures approved by the Fund's Board of Directors, the Fund will invest in an instrument only if the Adviser is satisfied that the credit risk associated with the investment is minimal. Detailed information about the Fund's investment policies is included in the Statement of Additional Information.

Obligations of the United States Government. These are U.S. Treasury bills, notes and bonds, and securities issued, sponsored or unconditionally guaranteed as to payment of principal and interest by the United States or any agency or instrumentality of the United States. Examples of agencies of the United States include the Federal National Mortgage Association, Federal Home Loan Banks, Federal Farm Credit System, and Government National Mortgage Association. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price to the Fund on the agreed delivery date, the Fund may incur costs in disposing of the security and may experience losses if there is any delay in its ability to do so.

Commercial Paper. The Fund invests only in commercial paper of corporations organized under the laws of the United States or any state thereof, including paper issued by banks or bank holding companies and high quality asset-backed securities, with a maturity of 270 days or less. All commercial paper at the time purchased by the Fund will be rated of "Prime quality" by at least two of the following firms(or by their corporate successors): Moody's Investors Service, Inc. ("Moody's), within its Moody's rating of prime 1; Standard & Poor's, Inc. ("S&P"), within its rating of A-1; or Fitch Investor's Services, Inc. ("Fitch"), within its rating of F-1. The Fund will not invest more than 35% of its total assets in commercial paper issuer and not more than 5% of its total assets will be invested in the commercial paper of any one issuer.

Corporate Notes and Bonds. The Fund may invest in bonds, notes and other evidences of indebtedness issued by corporations organized under the laws of the United States or any state having a remaining maturity of 397 days or less. All such debt obligations purchased by the Fund will be rated at least Aa by Moody's and have a rating of at least AA by S&P.

Obligations of Banks. The Fund may purchase bankers' acceptances, certificates of deposit and negotiable bank deposit notes. Bankers' acceptances are time drafts or bills of exchange created to finance trade goods and "accepted" by either a domestic bank or a foreign bank with an agency domiciled in the United States. Certificates of deposit and bank deposit notes are securities evidencing deposits in domestic banks and domestic offices of foreign banks.

Certificates of deposit and bank deposit notes will be considered for purchase by the Fund only if rated at least A-1 by S&P and P-1 by Moody's in the case of securities with maturities of one year or less. A rating of at least AA by S&P and Aa by Moody's will be required before any bank obligation with a remaining maturity of over one year will be considered for purchase by the Fund. The Fund will not invest in any bank obligation with a remaining maturity of more than thirteen months.

Investment Objectives and Policies
--------------------------------------------------------------------------------

Floating-Rate and Variable-Rate Obligations. Debt obligations purchased by the Fund may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments. These securities may have demand features which give the Fund the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

Municipal Obligations. The Fund may invest in the bonds, notes and other evidences of indebtedness of municipal entities including any state of the United States or any city, county, town or district situated in any one of the states of the United States upon which there is no default. See "Investment Policies" in the Statement of Additional Information for a discussion of additional criteria that municipal obligations must meet to be eligible for investment by the Fund.

Securities Issued by Other Money Market Funds. The Fund may invest to a limited extent in securities of other money market mutual funds provided that the instruments in which any such money market fund may invest are restricted to those in which the Fund would be permitted to invest directly. As a shareholder of another mutual fund, the Fund would bear its pro rata portion of that fund's expenses, including advisory fees, in addition to its own expenses. See "Investment Policies" in the Statement of Additional Information for further information on money market fund investments.

Portfolio Holdings. A description of the Corporation's policy concerning the disclosure of portfolio holdings information is set forth in the Statement of Additional Information.

Special Information About Cash Management for Municipalities and Institutions

The Fund's investment objectives and strategies are consistent with the special cash management needs of municipalities, other governmental agencies and political subdivisions in Virginia (collectively, "governmental units") that must manage investments conservatively. The Fund invests only in those instruments in which such governmental units are permitted to invest directly under Sections 2.2-4501 through 2.2-4510 of the Code of Virginia. Specialized cash management features are also available through the Fund, including the ability, without charge, to establish multiple accounts, the availability of detailed individual account information on request, and assistance in complying with specialized accounting and record keeping required under the Internal Revenue Code (the "Code") arbitrage rebate provisions applicable to the earnings on proceeds of tax-exempt bonds.

Investment Objectives and Policies
--------------------------------------------------------------------------------

Valuation

The Fund values its portfolio based on the amortized cost method of valuation in accordance with rules adopted by the Securities and Exchange Commission ("SEC"). Under this method, the Fund's shares are normally valued at $1.00 per share. The amortized cost method permits the Fund to establish the value of each security held in its portfolio based on its cost to the Fund and to assume a constant amortization rate to maturity of any discount or premium. Accordingly, this valuation method does not reflect the impact of fluctuating interest rates on the market value of the security. Using this method, the Adviser, on behalf of the Corporation, determines the NAV of the Fund as of 12:00 noon, Eastern Time, Monday through Friday exclusive of Federal holidays (a "Business Day"). The Fund's NAV per share - the price at which shares of the Fund are purchased and redeemed - is determined by dividing the value of the net assets of the Fund by its total number of shares outstanding.

Management of the Corporation
--------------------------------------------------------------------------------

Board of Directors

The Corporation's Board of Directors has overall responsibility for supervising the Fund's business and affairs, including oversight of those organizations retained by the Board of Directors to provide investment advisory, administration and distribution services to the Fund. These organizations are described below. In addition, the Board of Directors has appointed an Advisory Board. Members of the Advisory Board are not permitted to serve on the Corporation's Board of Directors or to serve as officers of the Corporation. Members of the Advisory Board may, however, be employees of institutions or governmental units that are Shareholders or investors in other series of the Corporation. The function of the Advisory Board is to consult with and to advise the Board of Directors as to matters relating to the business of the Corporation and the other series offered by the Corporation; the Advisory Board does not have the authority to bind the Corporation. The SAI sets forth the identity and other information about the Corporation's Board of Directors and members of the Advisory Board. Please refer to further information set forth in this Prospectus under the heading "Management of the Corporation" and in the SAI relating to the "Directors and Officers" of the Corporation.

Investment Advisory, Administration and Transfer Agency Arrangements

PFM Asset Management, the principal offices of which are located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044, serves as the investment adviser of the Fund pursuant to the terms of an advisory agreement (the "Advisory Agreement"). PFM Asset Management, an investment adviser registered under the Investment Advisers Act of 1940, is under common ownership with Public Financial Management, Inc. ("PFM"), a financial advisory firm.

In the aggregate, PFM Asset Management and PFM have acted as financial advisers or investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. PFM Asset Management had more than $24 billion in discretionary funds under management as of September 30, 2006. Together, these companies provide their clients with financial, investment advisory, and cash management services.

Under the Advisory Agreement, PFM Asset Management is responsible for providing a continuous investment program and computing the NAV of the Fund's shares, as well as maintaining the Fund's books of account and related records. All expenses incurred by PFM Asset Management in connection with the provision of such services to the Fund, other than the cost of securities (including brokerage commissions, if any) purchased by the Fund, are paid by PFM Asset Management. As compensation for its services under the Advisory Agreement, PFM Asset Management is entitled to receive from the Fund an annual fee, based on the average daily net assets of the Fund. The fee is accrued daily and payable monthly, in accordance with the following schedule:

          For the first $1 billion of assets             .08 of 1%
          For assets over $1 billion                     .06 of 1%

For the fiscal year ended June 30, 2006, the fees paid to PFM Asset Management under the Advisory Agreement represented 0.07% of net assets. A discussion regarding the basis for the Board of Directors' approval of the Advisory Agreements will be included in the Fund's next semi-annual report to shareholders.

Management of the Corporation
--------------------------------------------------------------------------------

PFM Asset Management also provides certain administrative services to the Fund pursuant to the terms of an administration agreement ("Administration Agreement"). Under the Administration Agreement, PFM Asset Management provides all necessary administrative services, other than those relating to the Fund's investment portfolio and the maintenance of its accounting books and records. The Administration Agreement requires PFM Asset Management to provide office space and facilities, equipment and personnel necessary for the operation of the Fund, (including the salaries of each of those directors, officers and employees of the Corporation who are affiliated persons of the Adviser); oversee the preparation of tax returns, reports to shareholders and the Board of Directors, and filings with the SEC and state "Blue Sky" authorities; and coordinate the activities of other service providers. PFM Asset Management receives no compensation for its services under the Administration Agreement.

PFM Asset Management also serves as transfer agent for the Fund under the terms of a transfer agency agreement ("TA Agreement"). For these services, PFM Asset Management ("Transfer Agent") is entitled to reimbursement of out-of-pocket expenses incurred in performing its duties under the TA Agreement but is not otherwise compensated for services provided under the TA Agreement.

Unless expressly assumed by PFM Asset Management under the agreements discussed above or by the Distributor (see below), all expenses incurred in the operation of the Fund are paid by the Fund, including but not limited to, legal and audit expenses, fees and expenses of the Fund's depository and custodian banks, certain costs associated with the distribution of shares of the Fund (including the cost of the preparation and setting in type of its prospectus and reports to Shareholders and the costs of printing and distributing those copies of the prospectus and reports sent to Shareholders), fees associated with the registration of the Fund's shares under Federal and state securities laws, and interest, taxes and other non-recurring or extraordinary expenses, including litigation.

Fee waivers and/or expense reimbursements may be undertaken by PFM Asset Management on a voluntary basis.

Distributor and Other Service Providers

Shares of the Fund are offered on a continuous basis through PFM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, pursuant to the terms of a distribution agreement ("Distribution Agreement") between the Distributor and the Corporation. The Distributor is located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044. The Distributor receives no compensation for its services under the Distribution Agreement.

Funds for the purchase of shares are deposited with Wachovia Bank, N.A. ("Depository Bank"). Securities and other assets are held by U.S. Bank, N.A., which serves as the Custodian (the "Custodian").

Shareholder Information
--------------------------------------------------------------------------------

How to Purchase and Redeem Shares

Purchases

Shares of the Fund are offered on a continuous basis at the NAV next determined after an order is received by the Transfer Agent. There is no sales charge.

Shares of the Fund are currently being offered only to participants in the SNAP(R) Program. Participants in the SNAP(R) Program wishing to purchase shares of the Fund should consult the Information Statement of the SNAP(R) Program (the "Information Statement"), as it may be amended from time to time, or should contact the SNAP(R) Program directly (by calling 1.800.570.SNAP), for information as to the procedures they should follow to purchase shares of the Fund through the SNAP(R) Program. The Information Statement may be downloaded from the SNAP(R) Program's website at www.vasnap.com.

All Fund shares owned beneficially by participants in the SNAP(R) Program are owned of record by the Treasury Board, an agency of the Commonwealth of Virginia, for the benefit of participants. Because the Treasury Board is the record owner of all shares of the Fund owned beneficially by SNAP(R) Program participants, a SNAP(R) Program participant should follow the procedures described in the Information Statement to ensure that all instructions as to any investment by it in the Fund - including instructions as to the purchase or sale of shares of the Fund - are carried out on a timely basis by the SNAP(R) Program.

When Shares Are Purchased and Dividends Declared and Paid

The Fund seeks to be as fully invested as possible at all times to achieve high income. As the Fund will be investing in instruments that normally require same day payment in Federal Funds, the Fund has adopted certain procedures for the convenience of investors and to insure that the Fund has investable funds available to it.

The NAV per share of the Fund is determined each Business Day as of 12:00 noon, Eastern Time. A purchase of shares of the Fund will be effected at the NAV per share next determined after receipt of the purchase order in "good order." "Good order" means receipt by the Transfer Agent of a notification (written or verbal) and completed registration forms and receipt by the Depository Bank of full payment in Federal Funds. Wire payments not in Federal Funds will normally be converted into Federal Funds on the Business Day after receipt of the wire by the Depository Bank. Payments transmitted by check will normally be converted to Federal Funds within one day after receipt by the Depository Bank. All checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Shares begin earning dividends on the day they are purchased and will not earn dividends on the day on which they are redeemed. All dividends are automatically re-invested in additional shares of the Fund.

Confirmations

All purchases of shares are confirmed and credited to the Shareholder in an account maintained by the Fund in full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). Share certificates will not be issued. The Corporation reserves the right to reject any order for purchase of shares. In addition, the offering of shares may be suspended at any time (although this is not expected to occur) and resumed at any time thereafter.

Shareholder Information
--------------------------------------------------------------------------------

Redemptions

The Fund provides day to day liquidity on any Business Day. Shareholders may redeem their shares, in whole or in part, on any Business Day. SNAP(R) Program participants should consult the Information Statement or contact the SNAP(R) Program directly to ensure that all necessary steps are taken to effect the timely redemption of their shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by Federal securities laws.

Redemption by Check. The Depository Bank will provide each Shareholder, upon request and without charge, a book of redemption checks. A Shareholder wishing to use this redemption check procedure should notify the Corporation or so indicate on the Account Registration Form (included as Attachment C to the Information Statement) and redemption checks will be provided. Redemption checks may be signed only by those authorized on the Account Registration Form.

The Shareholder will be subject to applicable banking rules and regulations, but there is no charge to the Shareholder for the maintenance of this redemption check writing privilege or for the clearance of any redemption checks. The Shareholder may have a redemption checking privilege for each separate account. When a redemption check is presented to the Depository Bank for payment, the Transfer Agent will cause the Fund to redeem a sufficient number of full and fractional shares in a Shareholder's account to cover the amount of the redemption check. The redemption check procedure enables a Shareholder to continue receiving dividends on those shares which are equal to the amount being redeemed by the redemption check until such time that the redemption check is presented to the Depository Bank for payment.

A Shareholder should be certain that adequate Fund shares (which were not recently purchased by check) are in the account to cover the redemption check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." Redemption checks may not be used to close an account. This privilege may be modified or terminated at any time by the Corporation or the Depository Bank upon notice to Shareholders.

Redemption Procedures

Redemption of shares will occur at the next determined NAV following the receipt of a request for redemption in proper form (see the Information Statement) by the Corporation. If received before 12:00 noon, a redemption request will normally be effected on the Business Day it is received and, except as set forth below, paid no more than seven days after a proper request for redemption is received. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. Using wire payments in Federal Funds or Federal Reserve Drafts to pay for purchases can eliminate possible delays in redemptions.

If the Board of Directors of the Corporation determines that it would be detrimental to the best interest of the remaining Shareholders to make payment wholly in cash, the Corporation may pay the redemption price in whole or part by making an in-kind distribution of investment holdings of the Fund, in lieu of cash, to the redeeming Shareholder in conformity with the rules of the SEC. It should be noted that the management of the Fund considers the prospect highly remote that the Fund would use this procedure.

Shareholder Information
--------------------------------------------------------------------------------

Frequent Purchases and Redemptions of Fund Shares

The Board of Directors has determined not to adopt a policy regarding the frequent purchase and redemption of Fund shares because the Fund operates as a money market fund and has adopted policies designed to stabilize its share price at $1.00. Moreover, the Fund invests exclusively in money market instruments. Under these circumstances, it is not expected that the frequent purchase and redemption of shares will adversely impact the Fund.

Dividend, Tax and Related Information

Dividends

All of the Fund's net income is declared daily as a dividend and paid monthly, on the last Business Day of each month. The Fund's earnings for Saturdays, Sundays and holidays are declared on the previous Business Day. All dividends are re-invested in additional shares of the Fund. Each Shareholder will receive, on a monthly basis, a summary of its account(s), including information on dividends declared during the month and the shares credited to the account(s) through reinvestment of dividends. A Shareholder who redeems all of its shares receives on the next dividend payment date the amount of all dividends declared for the month to the date of redemption.

Daily dividends are calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of the NAV and will include accrued interest and original issue and market discount earned since the last evaluation, plus or minus any realized gains or losses (which are not included in the Fund's yield), less the estimated expenses of the Fund and amortized original issue and market premium for the period. Under this dividend policy, the daily dividend declared on the Fund's shares will fluctuate.

Taxes

Taxation of the Fund

The Fund expects to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Subchapter M") and distribute all of its taxable income. If the Fund so qualifies, it will not pay Federal income taxes on net investment income and net realized capital gains it distributes. If the Fund has any net long-term capital gains, the Fund intends to pay a capital gains distribution in accordance with the timing requirements imposed by the Subchapter M.

Taxation of Shareholders

FEDERAL TAXES. Dividends of net investment income and distributions of net realized capital gains (except to the extent reduced by capital losses to the Shareholder) are taxable to Shareholders (except tax-exempt Shareholders) whether they are received in cash or reinvested in shares of the Fund. Shareholders will be notified annually as to the Federal tax status of dividends or distributions paid. Redemptions of Fund shares may result in taxable gain to the redeeming Shareholder if the redemption proceeds exceed the Shareholder's adjusted basis for the redeemed shares.

Shareholder Information
--------------------------------------------------------------------------------

Section 115(1) of the Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of
Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury.

Federal income tax law requires the Corporation to withhold a "backup withholding" tax at the then-current rate from dividends and redemptions (including exchanges) that occur with respect to Shareholder accounts if the Shareholder has not properly furnished a correct taxpayer identification number and has not certified that withholding does not apply.

The foregoing summarizes certain Federal tax considerations relating to taxation of the Fund and its Shareholders. The summary does not discuss all aspects of Federal income taxation that may be relevant to a particular Shareholder based upon the Shareholder's particular investment circumstances or to certain types of Shareholders subject to special treatment under the Federal income tax laws.

STATE AND LOCAL TAXES. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. government securities does not constitute interest on U.S. government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. government securities.

The discussion set forth above regarding federal, state and local income taxation is included for general information only. You should consult your tax advisor concerning the federal, state and local tax consequences of an investment in the Fund.

Reports to Shareholders; Independent Registered Public Accounting Firm

The Fund sends Shareholders annual reports containing financial statements audited by the Fund's independent registered public accounting firm and semi-annual reports containing unaudited financial statements. In addition, the Corporation provides for each Shareholder account (including multiple accounts): confirmations of all investment or redemption transactions, individual monthly account statements, and individual account information on request.

Ernst & Young LLP, located at Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, Pennsylvania 19103, currently serves as the Fund's independent registered public accounting firm.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years. Please note during the periods prior to September 17, 2004 shown below, Evergreen served as the Fund's investment adviser. Certain information reflects financial results for a single share. The total returns in the tables represent the rates that an investor would have earned on an investment in the Fund. The financial highlights for the years ended June 30, 2006 and June 30, 2005 were audited by Ernst & Young LLP and the financial highlights for the years ended June 30, 2004, 2003, and 2002 were audited by other auditors.

For a Share Outstanding Throughout the Period (1)

                                                                       Year Ended June 30,
-------------------------------------------------------------------------------------------------------------------
                                          2006              2005              2004           2003           2002
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $    1.000        $    1.000        $    1.000     $    1.000     $    1.000
-------------------------------------------------------------------------------------------------------------------
Income from Operations
Net Investment Income(2)                    0.042             0.020             0.010          0.016          0.031
-------------------------------------------------------------------------------------------------------------------
Total from Operations                       0.042             0.020             0.010          0.016          0.031
-------------------------------------------------------------------------------------------------------------------
Less Distributions
Net Investment Income(2)                   (0.042)           (0.020)           (0.010)        (0.016)        (0.031)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                        (0.042)           (0.020)           (0.010)        (0.016)        (0.031)
===================================================================================================================
Net Asset Value, End of Period         $    1.000        $    1.000        $    1.000     $    1.000     $    1.000
===================================================================================================================
Total Return                                 4.25%             2.12%             1.06%          1.49%          2.56%
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000)        $2,737,201        $1,900,619        $1,774,652     $2,223,704     $1,677,555
-------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net
    Assets(3)                                0.07%(4)          0.13%(4)          0.08%(3)       0.08%(3)       0.08%(3)
Ratio of Net Investment Income to
    Average Net Assets                       4.25%             2.09%             1.05%          1.46%          2.51%
-------------------------------------------------------------------------------------------------------------------

(1) Effective September 17, 2004, the Evergreen Select Money Market Trust - SNAP Fund Series was merged into the SNAP(R) Fund, a series of the Commonwealth Cash Reserve Fund, Inc. The financial highlights for the periods prior to September 17, 2004 reflect the operating history of the Evergreen Select Money Market Trust - SNAP Fund Series.

(2)Includes net realized capital gains and losses, if any, which were less than $0.005 per share.

(3) The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

(4) For the years ended June 30, 2006 and June 30, 2005, the ratio of expenses to average net assets before fee waivers was 0.08% and 0.13%, respectively.

                                    THIS PAGE
                                  INTENTIONALLY
                                   LEFT BLANK

                                         For More Information

                                         Additional information about the Fund
                                         and the securities in which the Fund
                                         invests can be found in the Statement
                                         of Additional Information. The
                                         Statement of Additional Information is
                                         incorporated into this Prospectus by
                                         reference, which means that it is
                                         legally considered to be part of this
                                         Prospectus.

                                         To invest or make additional deposits
                                         in the Fund or to redeem shares consult
                                         the Information Statement.

                                         For yield information or general
                                         account inquiries, contact the Fund's
                                         Transfer Agent at 800-570-3383.

                                         When available, you can get free copies
                                         of the semi-annual and annual reports
                                         from the Fund. You can obtain a free
                                         copy of the Statement of Additional
                                         Information, request other information
                                         and get answers to your questions by
                                         calling the Corporation at
                                         800-338-3383, by writing to
                                         Commonwealth Cash Reserve Fund, Inc.,
                                         4350 North Fairfax Drive, Suite 580,
                                         Arlington, VA 22203 or via the internet
                                         at www.vasnap.com.

                                         You can review and copy the Fund's
                                         reports and Statement of Additional
                                         Information at the Public Reference
                                         Room of the SEC. Information on the
                                         operation of the Public Reference Room
                                         may be obtained by calling
                                         1-202-942-8090. You can get text-only
                                         copies of these documents:

                                         o For a fee, by writing the Public
                                           Reference Section of the SEC,
                                           Washington, D.C. 20549-0102, calling
                                           202-942-8090, or by electronic
                                           request to: publicinfo@sec.gov.

                                         o Free from the SEC's website at
                                           http://www.sec.gov.

                                         The Corporation's Investment Company
                                         Act File number is 811-04933.



[Commonwealth
-----------------
Cash Reserve Fund
    LOGO]


Commonwealth Cash Reserve Fund, Inc.
4350 North Fairfax Drive, Suite 580
Arlington, Virginia  22203
1-800-338-3383

                                                            CCRF Prime Portfolio
                                                      Institutional Class Shares
                                                            IllinoisPrime Shares

                                                          CCRF Federal Portfolio
                                                      Institutional Class Shares



                                             Statement of Additional Information
                                                          Dated November 3, 2006



                                    [IMAGES]



This Statement of Additional Information
("Statement of Additional Information")
relates to Institutional Class and
Institutional Class Shares of the
Commonwealth Cash Reserve Fund (the
"Prime Portfolio") and the Institutional
Class Shares of the CCRF Federal
Portfolio ("Federal Portfolio") (each a
"Portfolio" or collectively, the
"Portfolios"), issued by Commonwealth
Cash Reserve Fund, Inc. (the
"Corporation"). It is not a prospectus
and is only authorized for distribution
when preceded or accompanied by the
prospectus, dated November 3, 2006,
relating to the Portfolios
("Prospectus"). This Statement of
Additional Information contains more
detailed information about the
Portfolios and the Corporation than
that set forth in the Prospectus and
should be read in conjunction with the
Prospectus, additional copies of which
can be obtained from the Corporation at
the address and telephone number printed on the back cover or from the Portfolios' distributor, PFM Fund
Distributors, Inc. ("Distributor"), One
Keystone Plaza, Suite 300, North Front &
Market Streets, Harrisburg, Pennsylvania
17101, 1-800-338-3383.



                                                                [Commonwealth
                                                               -----------------
                                                               Cash Reserve Fund
                                                                       LOGO]

                       Statement of Additional Information

                              CCRF PRIME PORTFOLIO
                             CCRF FEDERAL PORTFOLIO

                      Commonwealth Cash Reserve Fund, Inc.

                                Table of Contents

History of the Corporation ....................................................1

Investment Policies ...........................................................1

Investment Restrictions .......................................................3

Directors and Officers ........................................................6

Additional Information About Management ......................................10

Distribution Arrangements ....................................................12

Yield Information ............................................................13

Taxation .....................................................................14

Valuation ....................................................................15

General Information ..........................................................16



--------------------------------------------------------------------------------
        4350 North Fairfax Drive o Suite 580 o Arlington, Virginia 22203
                                o 1-800-338-3383

HISTORY OF THE CORPORATION
--------------------------------------------------------------------------------

The Corporation was organized under the laws of the Commonwealth of Virginia on December 8, 1986. Interests in each Portfolio are represented by shares of common stock that entitle their holders to a pro rata interest in the assets of the respective Portfolio. The Corporation is classified as an open-end, "no load," diversified, multi-class series, registered investment company. "Open-end" means that the Corporation's Portfolios are continuously available for investment or redemption. "No load" means that there is no sales charge at any time for either purchases or redemptions of Portfolio shares (although the Portfolios have a distribution plan). "Diversified" means that the Portfolios meet certain diversification requirements set forth in the Investment Company Act of 1940 (the "1940 Act"). "Series" means that the Corporation is authorized to offer additional investment portfolios in the future, each of which will be treated for investment purposes as a separate investment company. "Multi-class" means that each Portfolio is authorized to offer more than one class of shares. While Institutional Class Shares and IllinoisPrimeSM Shares of the Prime Portfolio will be invested in the same portfolio of securities, expenses and, therefore, returns on your investments, will vary. "Registered" means that the Corporation is registered with the Securities and Exchange Commission (the "SEC") under the 1940 Act and must conform with various organizational and operational standards.

In addition to the Portfolios, the Corporation is also comprised of an additional investment portfolio, the SNAP(R) Fund, which is sold pursuant to a separate prospectus and statement of additional information.

On June 18, 2004, the Corporation's Board of Directors (the "Board of Directors," or, the "Board") approved changing the fiscal year-end of each Portfolio from March 31 to June 30, effective June 30, 2004.

INVESTMENT POLICIES
--------------------------------------------------------------------------------

The following information supplements the discussion of investment objectives and policies of the Portfolios found under "Investment Objectives and Policies" in the Prospectus.

Additional Requirements for Commercial Paper (Prime Portfolio only)

As stated in the Prospectus, the Prime Portfolio may only purchase commercial paper which either satisfies certain statutory requirements or is approved by the Board of Directors of the Prime Portfolio in accordance with certain statutory procedures. Absent such Board of Directors' approval, commercial paper must meet the following statutory criteria:

      (a) The issuing company or its guarantor, must have a net worth of at least fifty million dollars;
      (b) The net income of the issuing company or its guarantor, must have averaged three million dollars per year for the five years immediately previous to purchase; and
      (c) All existing senior bonded indebtedness of the issuing company must have been rated A or better or the equivalent by at least two of the following: Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Services ("S&P"), or Fitch Investor's Service ("Fitch")

Ratings of Commercial Paper and Corporate Bonds (Prime Portfolio only)

Commercial paper with the greatest capacity for timely payment is rated A by S&P. Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety: A-1, the highest of the three, indicates the degree of safety is very strong; A-2 indicates that the capacity for timely repayment is strong; A-3 indicates that capacity to repay is satisfactory but more vulnerable to the adverse effects of changes in circumstances than obligations rated A-1 or A-2. S&P designates certain obligors within the A-1 category with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong. Moody's employs the designations of Prime-1, Prime-2 and Prime-3, to indicate the relative capacity of the issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment, but the effects of industry characteristics and market competition may be more pronounced. Fitch employs the designations of F-1, F-2, and F-3, which are comparable to the S&P designations.

Bonds rated AAA have the highest rating assigned by S&P to a debt obligation and capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to adverse effects of changes in circumstances and economic conditions.

Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality. They are rated lower than the best bonds because margins of protection may not be as large or because fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of various securities. It should be emphasized, however, that ratings are not absolute standards of quality.

Additional Requirements for Municipal Obligations (Prime Portfolio only)

The Prime Portfolio may only purchase municipal obligations that are legal investments for governmental units in Virginia under Section 2.2-4501 of the Code of Virginia, as it may be amended from time to time. The following municipal obligations are permitted investments for the Portfolio.

Obligations of the Commonwealth of Virginia - Stocks, bonds, notes and other evidences of indebtedness of the Commonwealth of Virginia, and those unconditionally guaranteed as to the payment of principal and interest by the Commonwealth of Virginia.

Obligations of Other States - Stocks, bonds, notes and other evidences of indebtedness of any state of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that within the twenty fiscal years next preceding the making of such investment, such state has not been in default for more than ninety days in the payment of any part of principal or interest of any debt authorized by the legislature of such state to be contracted.

Obligations of Virginia Governmental Units - Bonds, notes and other evidences of indebtedness of any county, city, town, district, authority or other public body in the Commonwealth of Virginia upon which there is no default; provided, that if the principal and interest is payable from revenues or tolls and the project has not been completed, or if completed, has not established an operating record of net earnings available for payment of principal and interest equal to estimated requirements for that purpose according to the terms of the issue, the Portfolio will invest in such instruments only when PFM Asset Management LLC ("PFM Asset Management" or "Adviser"), the Portfolio's investment adviser, is satisfied that the credit risk with respect to the issuer is minimal.

Obligations of Governmental Units in Other States - Legally authorized stocks, bonds, notes and other evidences of indebtedness of any city, county, town or district situated in any one of the states of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that (i) within the twenty fiscal years next preceding the making of such investment, such city, county, town or district has not been in default for more than ninety days in the payment of any part of principal or interest of any stock, bond, note or other evidence of indebtedness issued by it; (ii) such city, county, town or district shall have been in continuous existence for at least twenty years; (iii) such city, county, town or district has a population, as shown by the federal census next preceding the making of such investment, of not less than 25,000 inhabitants; (iv) the stocks, bonds, notes or other evidences of indebtedness in which such investment is made are the direct legal obligations of the city, county, town or district issuing the same; (v) the city, county, town or district has power to levy taxes on the taxable real property therein for the payment of such obligations without limitation of rate or amount; and (vi) the net indebtedness of such city, county, town or district (including the issue in which such investment is made), after deducting the amount of its bonds issued for self-sustaining public utilities, does not exceed ten percent of the value of the taxable property in such city, county, town or district, to be ascertained by the valuation of such property therein for the assessment of taxes next preceding the making of such investment.

Investment Company Securities

Both the Prime Portfolio and the Federal Portfolio may invest in the securities of other money market mutual funds ("investment companies") provided that the instruments in which any such investment company may invest are restricted to those in which the Prime Portfolio or the Federal Portfolio, as the case may be, would be permitted to invest directly. Investments in other investment companies are further limited under relevant provisions of the 1940 Act. Under these limitations a Portfolio may not purchase shares of an investment company if (i) such a purchase would cause the Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; or (ii) such a purchase would cause the Portfolio to have more than 5% of its total assets invested in the investment company; or (iii) more than 10% of the Portfolio's total assets were to be invested in the aggregate in all investment companies. As a shareholder in a mutual fund, a Portfolio would bear its pro rata portion of the investment company's investment expenses, including advisory fees, in addition to its own expenses.

Turnover and Portfolio Transactions

In general, the Portfolios will purchase instruments with the expectation of holding them to maturity. However, the Portfolios may engage in trading to attempt to take advantage of short-term market variations. The Portfolios may also sell investments in order to meet redemptions or as a result of revised management evaluations of the issuer. The Portfolios will have a high annual portfolio turnover because of the short maturities of the instruments held, but this should not affect the Net Asset Value ("NAV") or income, as brokerage commissions are not usually paid on the purchase, sale, or maturity of the instruments in which the Portfolios invest.

The Portfolios will seek to obtain the best net price (yield basis) and the most favorable execution of orders. Purchases will be made directly from the issuers or underwriters, or dealers or banks that specialize in the types of instruments purchased by the Portfolios. Purchases from underwriters will reflect a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the ask price. If the execution and price offered by more than one dealer are comparable, PFM Asset Management may allocate the order to a dealer that has provided research advice (including quotations on investments). By allocating transactions to obtain research services, the Portfolios enable PFM Asset Management to supplement its own research and analyses with the views and information of others. Purchase and sale orders for securities or instruments held by the Portfolios may be combined with those of other investment companies or accounts that PFM Asset Management manages in the interest of the most favorable net results for all. When PFM Asset Management determines that a particular security or instrument should be bought or sold for the Portfolios and other accounts managed by PFM Asset Management, PFM Asset Management undertakes to allocate those transactions among the participants equitably, usually on the basis of the sizes of the participating accounts.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The Fund has adopted the investment restrictions for each Portfolio as set forth below. Unless otherwise expressly noted, each investment restriction is a fundamental policy of each Portfolio and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the relevant Portfolio. As defined in the 1940 Act, a majority of the outstanding voting securities means the lesser of: (a) 67 percent of the outstanding shares of the Portfolio at a meeting where the holders of more than 50 percent of the outstanding voting securities are present in person or by proxy; or (b) more than 50 percent of the outstanding voting securities of the Portfolio.

(1) A Portfolio may not make any investments other than those permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia as those terms are used in Section 2.2-4500 through 2.2-4510 of the Code of Virginia of 1950, as it may be amended from time to time. A Portfolio may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. However, it may purchase marketable securities that are legal investments even though the issuer invests in real estate or has interests in real estate.

(2) A Portfolio may not purchase any securities if 25% or more of the relevant Portfolio's total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks).

(3) A Portfolio may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the relevant Portfolio's total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

(4) Although a Portfolio may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see "Investment Objective and Policies" in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Portfolios will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements.

(5) A Portfolio may not invest for the purpose of exercising control or management of other issuers.

(6) A Portfolio may not sell securities short (i.e. sell securities that it does not own) and may not buy securities on margin.

(7) A Portfolio may not engage in the business of underwriting securities issued by other persons, except to the extent a Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of investment securities. Also, it may not invest in restricted securities. Restricted securities are securities that cannot be freely sold for legal reasons.

(8) A Portfolio can only borrow from banks for temporary or emergency purposes on an unsecured basis and only up to 20% of the value of its total assets. A Portfolio will not borrow to increase its income but only to meet redemptions. A Portfolio will not purchase any security or instrument at any time when borrowings are 5% or more of its total assets.

(9) A Portfolio may not purchase securities of any other investment company if:
(i) the Portfolio and any company or companies controlled by it would then own, in the aggregate, more than 3% of the voting securities of such investment company; or (ii) more than 10% of the Portfolio's total assets would then be invested in investment companies.

(10) A Portfolio may not issue senior securities or senior shares as defined in the 1940 Act, provided that a Portfolio may borrow from banks to the extent and for the purposes set forth in restriction (8) above.

It is the position of the SEC (and an operating, although not a fundamental policy of the Portfolios) that money market funds such as the Prime Portfolio and the Federal Portfolio may not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Portfolios do not expect to own any investment that is not readily marketable but it is possible that market quotations may not be readily available as to the obligations of banks which are of relatively small size. Therefore, the obligations of such smaller banks will be purchased only within the 10% limit if
(i) they are payable at principal amount plus accrued interest within seven days after purchase or on demand within seven days after demand; or (ii) the Board of Directors determines that a readily available market exists for such obligations. It should be noted that repurchase agreements with remaining maturities of seven days or more (that are not subject to put) are considered to be illiquid. If the 10% limitation on investing in illiquid securities is adhered to at the time of investment, but later increased beyond 10% resulting from a change in values of net Portfolio assets, the Portfolio shall then bring the percentage of illiquid investments back into conformity as soon as practicably possible.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in values of net Portfolio assets will not be considered a violation of the above percentage investment restrictions, with the exception of the restriction on borrowing set forth in (8) above; but the Portfolio shall then use prudence in bringing all percentage restrictions back into conformity. For borrowing (restriction (8) above), if the 20% limitation on borrowing is adhered to at the time of investment, but later increased beyond 20% but no more than 33% resulting from a change in values of net Portfolio assets, it will not be considered a violation of the Portfolio's limitation on borrowing; nevertheless, the Portfolio shall then use prudence in bringing the percentage of borrowing back into conformity. Should borrowing exceed 33% of the value of the Portfolio's total assets resulting from a change in values of net Portfolio assets at any time, the Portfolio shall then reduce borrowings to no more than 33% within three days and will continue to use prudence in bringing the percentage of borrowing back into conformity.

The Board of Directors has the following policy to govern the circumstances under which disclosure regarding securities held by the Portfolios ("Portfolio Securities"), and disclosure of purchases and sales of such securities, may be made to shareholders of the Corporation or other persons:

      o Public disclosure regarding the Portfolio Securities is made quarterly in Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q ("Official Reports"). Except for such Official Reports and as otherwise expressly permitted herein, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Portfolios.

      o Information regarding Portfolio Securities, and other information regarding the investment activities of the Portfolios, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Corporation or any of the Portfolios, but only if such disclosure has been approved in writing by the Chief Compliance Officer of the Corporation (the "CCO"). In connection with such arrangements, the recipient of the information must agree to maintain the confidentiality of the information provided and must also agree not to use the information for any purpose other than to facilitate its rating or ranking of the Corporation.

      o This policy relating to disclosure of the Corporation's holdings of Portfolio Securities does not prohibit: (i) disclosure of information to the Adviser or to other service providers, including but not limited to the Corporation's administrator, distributor, custodian, legal counsel and auditors, or to brokers and dealers through which the Corporation purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by a Portfolio that is made on the same basis to all shareholders of the Portfolio.

      o The CCO may approve other arrangements, not described herein, under which information relating to Portfolio Securities held by the Portfolios, or purchased or sold by the Portfolios (other than information contained in Official Reports), is disclosed to any shareholder or other person. The CCO shall approve such an arrangement only if she/he concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably likely to benefit the Corporation and is unlikely to affect adversely the Corporation, any Portfolio or any shareholder of the Corporation. The CCO shall inform the Board of Directors of any such arrangements that are approved by the CCO, and the rationale supporting approval, at the next regular quarterly meeting of the Board of Directors following such approval.

Neither the Adviser nor the Corporation (or any affiliated person, employee, officer, director or member of the investment adviser or the Corporation) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Portfolios.

DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

The Corporation's Board of Directors is responsible for the overall supervision of the Portfolios and the Corporation. Each member of the Board was elected by the Corporation's shareholders. Under the Corporation's Amended and Restated Bylaws, each member of the Board will hold office until his successor is elected and qualified or until his earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members until the next shareholders' meeting. Day to day conduct of the affairs of the Portfolios and the Corporation are the responsibility of the Corporation's officers.

Officers and Affiliated Directors. The following table sets forth certain information about the Corporation's Officers, as well as those members of the Board who are affiliated with the Adviser, Distributor or Commonwealth Financial Group, Inc. ("Commonwealth Financial Group"), who previously served as the distributor of shares of the Portfolios, and are therefore "interested persons" of the Corporation as that term is defined in the 1940 Act.

-------------------------------------------------------------------------------------------------------------------
Name, Position Held  with Fund,
(Served Since), Birthyear, Other   Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund
Directorships Held                 Complex Overseen by Officer/Director)
-------------------------------------------------------------------------------------------------------------------
OFFICERS AND AFFILIATED DIRECTORS
Jeffrey A. Laine                   President, Commonwealth Financial Group, 1994-present; President, Laine
Director, President &              Financial Group, Inc., (an investment advisory firm) 1992-present; (3)
Treasurer (1986)
Birthyear: 1957
Other directorships: None
-------------------------------------------------------------------------------------------------------------------
Martin P. Margolis                 President, PFM Asset Management LLC, 2001-present; Managing Director, Public
Director & Vice President          Financial Management, Inc., (a financial advisory firm) 1986-present; (3)
(1996)
Birthyear: 1944
Other directorships: None
-------------------------------------------------------------------------------------------------------------------
Jennifer L. Scheffel, Esq.         Senior Managing Consultant, PFM Asset Management LLC, 2004 to present; Assistant
Secretary (2005)                   Vice President, Ambac Financial Group, Inc., 2004; Assistant Vice President,
Birthyear: 1972                    Chief Compliance Officer, Cadre Financial Services, Inc., 2002 to 2004;
Other directorships: None          PlusFunds Group, Inc., 2001 to 2002; Cozen & O'Conner, 2000 to 2001; (3)
-------------------------------------------------------------------------------------------------------------------

The only fees the Corporation pays to those directors who are "interested persons" or to any of the Corporation's officers are to Mr. Laine, the Corporation's President, who is the president and sole shareholder of the former Distributor of the Prime Portfolio and Federal Portfolio. No officer of the Corporation received any remuneration as an officer or employee of the Corporation during the Corporation's fiscal years ended June 30, 2006, June 30, 2005 or June 30, 2004. Commonwealth Financial Group served as the distributor of the shares of the Portfolios prior to July 1, 2005 and received an aggregate of $40,000 during the Corporation's fiscal year ended June 30, 2005, of which $28,000 was reimbursement of actual expenses, $10,000 was compensation for serving as the Distributor of the Prime Portfolio and $2,000 was compensation for serving as the Distributor of the Federal Portfolio.

Independent Directors. The following table sets forth certain information about those members of the Board who are not "interested persons" of the Corporation as that term is defined in the 1940 Act (the "Independent Directors").

-------------------------------------------------------------------------------------------------------------------
Name, Position Held  with Fund,
(Served Since), Birthyear, Other   Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund
Directorships Held                 Complex Overseen by Independent Director)
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
Giles Dodd                         Retired; Former Director of Finance, City of Greenville, South Carolina,
Director (1996)                    1993-1996; Former Director of Finance/Assistant City Manager, City of Virginia
Birthyear: 1926                    Beach 1963-1993; Past President Virginia Government Finance Officers
Other directorships: None          Association; (3)
-------------------------------------------------------------------------------------------------------------------
Robert J. Fagg, Jr.                Retired; Former Director of the Annual Giving Program, Virginia Commonwealth
Director (1986)                    University, 1981-1998; Development Officer, 1974-1981; (3)
Birthyear: 1940
Other directorships: None
-------------------------------------------------------------------------------------------------------------------
Robert R. Sedivy                   Vice President-Finance and Treasurer, Collegiate School, Richmond, Virginia,
Director (1996)                    1988-present; Past President, Virginia Association of Independent Schools
Birthyear: 1946                    Financial Officers Group; (3)
Other directorships: None
-------------------------------------------------------------------------------------------------------------------

Each Independent Director, and Mr. Laine, receives from the Corporation an annual retainer of $5,000 plus $500 for each in-person meeting attended, and the President of the Fund and the Chairman of each Committee of the Board receives an additional $1,000 retainer. For the fiscal years ended June 30, 2006, June 30, 2005 and June 30, 2004, fees paid to the Independent Directors totaled $29,750, $13,250 and $1,500, respectively. Amounts received by each Independent Director are set forth under the heading "Compensation Arrangements." The Independent Directors are responsible for the nomination of any individual to serve as an Independent Director.

The Board has established an Audit Committee, which consists of all of the Independent Directors (the "Audit Committee"), and which operates in accordance with the Audit Committee's charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Corporation and, as appropriate, the internal controls of certain service providers to the Corporation; oversee the quality and objectivity of the Corporation's financial statements and the independent audit thereof; act as a liaison between the Corporation's independent registered public accounting firm and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. Prior to the establishment of the Audit Committee, these responsibilities were undertaken directly by the Board. The Audit Committee met twice during the Corporation's fiscal year ended June 30, 2006.

Advisory Board. The Board has appointed an Advisory Board to provide consultation and advice to the Corporation from time to time. Members of the Advisory Board receive no compensation from the Corporation. The following table sets forth certain information about those individuals serving on the Advisory Board.

-------------------------------------------------------------------------------------------------------------------
Name, Position Held  with Fund,
(Served Since), Birthyear, Other   Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund
Directorships Held                 Complex Overseen by Advisory Board Member)
-------------------------------------------------------------------------------------------------------------------
ADVISORY BOARD MEMBERS
Richard A. Cordle, M.G.T.          Treasurer, Chesterfield County, Virginia, 1991-present; (3)
Advisory Board Member (2006)
Birthyear: 1955
Other directorships: None
-------------------------------------------------------------------------------------------------------------------
Larry W. Davenport                 Director of Finance, Hampton Roads Transit, Virginia, 2004-present; Director of
Advisory Board Member (1995)       Finance, Southeastern Public Service Authority, Virginia, 1998-2004; (3)
Birthyear: 1946
Other directorships: None
-------------------------------------------------------------------------------------------------------------------
Ann Davis, M.G.T.                  Treasurer, City of Williamsburg / James City County, Virginia, 1998-present; (3)
Advisory Board Member (2006)
Birthyear: 1946
Other directorships: None
-------------------------------------------------------------------------------------------------------------------
Richard A. Davis                   Public Finance Manager, Virginia Department of Treasury, 1997-present; (3)
Advisory Board Member (2006)
Birthyear: 1945
Other directorships: None
-------------------------------------------------------------------------------------------------------------------
Christopher Martino                Director of Finance, Prince William County, Virginia, February 1996-present;
Advisory Board Member (1996)       Certified Public Accountant, Member of the Government Finance Officers
Birthyear: 1956                    Association. (3)
Other directorships: None
-------------------------------------------------------------------------------------------------------------------

The address of each Independent Director and Advisory Board Member is 4350 North Fairfax Drive, Suite 580, Arlington, Virginia 22203-1547. The mailing address of Mr. Laine is 38 Cohasset Lane, Cherry Hill, NJ 08003; the mailing address of Mr. Margolis is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101; and the mailing address of Ms. Scheffel is Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, NY 11716.

Compensation Arrangements. As noted above, members of the Advisory Board received no compensation from the Corporation. The table below shows compensation paid by the Corporation on behalf of the Portfolios, for the fiscal year ended June 30, 2006, to the members of the Board and the Corporation's officers. The Corporation does not pay retirement or pension benefits to any of its officers or directors.

                                                 Year Ended June 30, 2006
                               -------------------------------------------------------------
                                                Pension or
                                                Retirement      Estimated
                                 Aggregate      Benefits As      Annual          Total
                                Compensation      Part of       Benefits      Compensation
                                    From       Corporation's      Upon         From Fund
      Name and Position         Corporation*     Expenses      Retirement      Complex**
--------------------------------------------------------------------------------------------
Giles Dodd
Director                          $ 7,000           N/A            N/A          $ 7,000

Robert J. Fagg, Jr.
Director                            7,000           N/A            N/A            7,000

Jeffrey A. Laine
Director, President and             8,000           N/A            N/A            8,000
Treasurer

Martin P.  Margolis
Director and Vice President         -0-             N/A            N/A            -0-

Robert R.  Sedivy
Director                            7,750           N/A            N/A            7,750

Jennifer L. Scheffel, Esq.
Secretary                           -0-             N/A            N/A            -0-
                               -------------------------------------------------------------

Total                             $29,750           N/A            N/A          $29,750
                               -------------------------------------------------------------

*Each of the Prime Portfolio, the Federal Portfolio and the Fund pays a portion of the total fees paid to each Director by the Corporation.

**The Corporation is the sole investment company comprising the fund complex.

Director Ownership of Securities of the Corporation. The table below sets forth information about each Director's beneficial ownership interest in shares of the Corporation as of December 31, 2005.

                                                       Aggregate Dollar
                                                        Range of Equity
                                                       Securities in All
                                 Dollar Range of          Portfolios
                               Equity Securities in       Overseen by
                                 the Corporation           Director

     Interested Directors

        Jeffrey A. Laine               none                   none

        Martin P. Margolis             none                   none

     Independent Directors

        Giles Dodd                     none                   none

        Robert J. Fagg, Jr.            none                  none

        Robert R. Sedivy               none                  none

Director Interest in Adviser, Distributor or Affiliates. As of December 31, 2005, neither the Independent Directors, nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor or any affiliate of the Adviser or Distributor as shown by the chart below. Accordingly, as of December 31, 2005, neither the Independent Directors, nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the Distributors or any of their affiliates.

                          Name of Owners and
                           Relationships to                                      Value of       Percent of
Name of Director               Director          Company      Title of Class    Securities        Class
-------------------------------------------------------------------------------------------------------------
Giles Dodd,                       N/A              N/A             N/A              N/A            N/A
Independent Director

Robert J. Fagg                    N/A              N/A             N/A              N/A            N/A
Independent Director

Robert R. Sedivy                  N/A              N/A             N/A              N/A            N/A
Independent Director

Control Persons and Principal Holders of Securities

Set forth below is certain information as to all persons known to the Corporation to own of record or beneficially 5% or more of the Portfolios' shares on September 30, 2006.

Prime Portfolio

                    Shareholder       Number of Shares on 9/30/06       Share %
                    -----------       ---------------------------       -------
Delaware River Port Authority                29,422,877.54               18.84%
Prince William County, VA                    24,475,842.11               15.67%
Fairfax County Water Authority               17,651,954.78               11.30%
City of Alexandria                           10,683,210.09                6.84%
Bonita Springs Utilities, Inc.               10,584,057.04                6.78%
City of Roanoke, VA                          10,276,899.48                6.58%
City of Newport News, VA                      9,299,634.44                5.95%

Federal Portfolio
                    Shareholder       Number of Shares on 9/30/06       Share %
                    -----------       ---------------------------       -------
City of Virginia Beach, VA                    5,119,343.83               61.51%
Norfolk State University, VA                  1,868,080.03               22.45%
City of Chesapeake, VA                          655,624.39                7.88%
Virginia Port Authority                         441,172.58                5.30%

The City of Virginia Beach may be deemed to control the Federal Portfolio by virtue of its ownership of more than 25% of the outstanding shares of that Portfolio. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Federal Portfolio. Through the exercise of voting rights with respect to shares of the Federal Portfolio, the City of Virginia Beach may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

ADDITIONAL INFORMATION ABOUT MANAGEMENT
--------------------------------------------------------------------------------

Additional Information About Investment Advisory Arrangements

Since July 31, 2002, investment advisory services have been provided to the Prime Portfolio under the terms of an investment advisory agreement (the "Prime Portfolio Advisory Agreement") between PFM Asset Management LLC and the Corporation. Prior to July 31, 2002, such services were provided by Public Financial Management, Inc. ("Prior Manager"), a company under common ownership with PFM Asset Management LLC which formerly was a registered investment adviser, pursuant to the terms of an advisory agreement (the "Prior Agreement") the terms and conditions of which were, in all material respects (including fees), substantially the same as those of the Prime Portfolio Advisory Agreement. The Prior Agreement terminated as of July 31, 2002. The change in the identity of the investment adviser was occasioned by the decision of the owners of the Prior Manager to establish a distinct business entity - PFM Asset Management LLC -- through which to conduct the Prior Manager's investment management business. In accordance with the provisions of the 1940 Act, the Prime Portfolio Advisory Agreement with PFM Asset Management LLC was reviewed and approved by the Corporation's Board and shareholders.

The Prime Portfolio Advisory Agreement was initially approved by the Board of Directors, including a majority of independent directors, at a meeting held on April 25, 2002.

The Advisory Agreement with PFM Asset Management relating to the Federal Portfolio (the "Federal Portfolio Advisory Agreement") was initially approved by the Board of Directors, including a majority of the Directors who are independent directors, at a meeting of the Board of Directors held on April 30, 2003.

In addition to the provisions of both Advisory Agreements described in the Prospectus, the Advisory Agreements contain the provisions described below. Each Advisory Agreement had an initial term of two years following the date of its execution. Thereafter, each agreement will continue in effect from year to year if approved annually: (i) by the Board or by a majority of the shares outstanding and entitled to vote; and (ii) by a majority of the Independent Directors. The Advisory Agreements will each terminate automatically in the event of its assignment (as defined in the 1940 Act) and may be terminated at any time without penalty by PFM Asset Management upon 60 days' written notice to the Corporation. Each Advisory Agreement may be terminated by the relevant Portfolio at any time without penalty, provided that such termination by the Portfolio shall be directed or approved by the Board or by the holders of a majority of its shares at the time outstanding and entitled to vote.

Each Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, PFM Asset Management is not liable for any error of judgment, mistake of law or loss in connection with PFM Asset Management's performance of each of the Advisory Agreements and permits PFM Asset Management to act as an investment adviser for any other organization, firm, corporation or person.

For the fiscal years ended June 30, 2006 and June 30, 2005, and the three month period ended June 30, 2004, fees were payable by the Prime Portfolio to the Adviser in the amounts of $178,267, $356,443, and $88,863, respectively, of which $53,847, $42,250, and $19,689, respectively, were waived. For the fiscal year ended June 30, 2006 and June 30, 2005, and the three month period ended June 30, 2004, fees were payable by the Federal Portfolio to the Adviser in the amounts of $57,227, $71,728, and $17,894, respectively, of which $30,230,
$36,218, and $17,881 were waived, respectively. Fees for the fiscal years ended June 30, 2006 and June 30, 2005 and the three month period ended June 30, 2004, were payable at an annual rate of .12% of the first $200 million of average daily net assets of each Portfolio; .10% of such assets of each Portfolio over $200 million up to $400 million; .09% of such assets of each Portfolio over $400 million up to $600 million, and .08% of such assets of each Portfolio over $600 million.

Additional Information About the Administration Agreement

The Administration Agreement with respect to the Portfolios was approved by the Board of Directors on July 29, 2004 and amended and restated on March 16, 2006. The Administration Agreement will remain in effect from year to year if approved annually by the Directors, including a majority of the Independent Directors. The Administration Agreement may be terminated at any time without penalty by PFM Asset Management upon 60 days' written notice to the Corporation. It may be terminated by the Corporation at any time without penalty upon 60 days' written notice to PFM Asset Management, provided that such termination shall be directed or approved by the vote of a majority of its Directors, including a majority of the Independent Directors.

For the fiscal years ended June 30, 2006 and June 30, 2005 and the three month period ended June 30, 2004, fees of $74,278, $158,221, and $39,445, respectively, were payable by the Prime Portfolio to the Adviser or the Prior Manager under the terms of the Corporation's administration agreements. For the fiscal years ended June 30, 2006 and June 30, 2005 and for the three month period ended June 30, 2004, fees of $23,845, $29,887, and $7,456, respectively, were payable by the Federal Portfolio to the Adviser under the terms of the Corporation's administration arrangements. All such fees were, however, waived by the relevant service providers.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

Pursuant to a plan of distribution (the "Distribution Plan"), each Portfolio is permitted to bear certain expenses in connection with the distribution of its shares. Under the Distribution Plan, which is designed to comply with the requirements of Rule 12b-1 under the 1940 Act, the Portfolios are authorized to pay (i) all fees and expenses relating to the qualification of each Portfolio and/or its shares under the securities or state "Blue Sky" laws of the Commonwealth of Virginia and any other states in which the Portfolios may sell shares; (ii) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Portfolios' shares; (iii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; and (iv) all fees and costs incurred in conjunction with any activity reasonably determined by the Board to be primarily intended and reasonably calculated to result in the sale of shares of the Portfolios.

The Distribution Plan further authorizes the Portfolios to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of Portfolio shares, in an amount not to exceed ..25% of the Portfolios' average daily NAV in any year. The Distribution Plan does not authorize reimbursement of expenses incurred by the Distributor or others assisting in the distribution of Portfolio shares in one fiscal year from amounts available to the Portfolios under such plan in subsequent fiscal years. Therefore, if expenses of distribution incurred by the Distributor and others in any fiscal year exceed .25% of the average daily NAV of the Portfolios for such fiscal year, the amount of such excess expenses will not be reimbursed by the Portfolios. Further, payments or reimbursement made under the Distribution Plan may be made only as determined from time to time by the Board. Expenses for which the Distributor may seek reimbursement include advertising and direct mail expenses, costs of printing and mailing prospectuses and sales literature to prospective shareholders, payments to third parties who sell shares of the Portfolios and compensation of brokers, dealers and other intermediaries, general administrative overhead of the Distributor (including payment of compensation to sales personnel involved in the sale of Portfolio shares), administrative support allocable to efforts to sell Portfolio shares, sales promotion expenses and shareholder servicing expenses (trail commissions) and any other costs of effectuating the Distribution Plan. The Distribution Plan also authorizes the Portfolios to make direct payments to registered broker-dealers and other persons, including banks, who assist the Portfolios in distributing or promoting the sale of Portfolio shares or who enter into shareholder processing and service agreements pursuant to which services directly result in the sale of Portfolio shares are provided.

The Distributor, PFM Fund Distributors, Inc., serves as the exclusive distributor of shares of the Portfolios, pursuant to a distribution agreement with the Corporation (the "Distribution Agreement") dated July 1, 2005. The Distributor is a wholly-owned subsidiary of the Adviser and its address is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.

The Board, including a majority of the Independent Directors, approved the Distribution Agreement at a meeting held in person on April 27, 2005. The Distribution Agreement will remain in effect for an initial term of two years from the date of execution and may be continued in effect from year to year thereafter if approved annually by the Board, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days' written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Fund, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials, except for certain expenses under the 12b-1 Plan which are approved by the Board of Directors and paid by the Portfolio.

There were no payments under the Distribution Plan during the fiscal year ended June 30, 2006. For the fiscal year ended June 30, 2005 and the three month period ended June 30, 2004, the Prime Portfolio paid, after giving effect to waivers, $33,500 and $7,600, respectively, pursuant to the Distribution Plan. For the fiscal year ended June 30, 2005 and the three month period ended June 30, 2004, the Federal Portfolio paid $6,500 and $1,400, respectively, after waivers, in approved distribution expenses, pursuant to the Distribution Agreement between the Corporation and the Former Distributor in effect during those fiscal years. Jeffrey A. Laine, President and a Director of the Corporation, is the President and sole shareholder of the Former Distributor. All of these amounts were paid in accordance with the distribution agreement then in effect.

Unless terminated as indicated below, the Distribution Plan shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by a vote of the Board and of the "Qualified Directors." The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Directors or by the vote of the holders of a majority of the outstanding shares of the Portfolios. The Distribution Plan may not be amended to increase materially the amount of payments to be made without shareholder approval and all amendments must be made by the Board including the Qualified Directors. As defined in Rule 12b-1 under the 1940 Act, a "Qualified Director" means any director who is not an "interested person" of the Corporation as defined in Section 2(a)(19) of the 1940 Act and who has no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Distribution Plan.

It is important to note that payments under the Distribution Plan (including reimbursement of expenses, if any) may not exceed .25% of a Portfolio's average daily net assets in any year.

YIELD INFORMATION

Current yield information for the Portfolios may, from time to time, be quoted in reports, literature and advertisements published by the Fund. The current yield of each portfolio, which is also known as the current annualized yield or the current seven-day yield, represents the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical account with a balance of one share (normally $1.00 per share) over a seven-day base period expressed as a percentage of the value of one share at the beginning of the seven-day period. This resulting net change in account value is then annualized by multiplying it by 365 and dividing the result by 7.

The Corporation may also quote a current effective yield of each Portfolio from time to time. The current effective yield represents the current yield compounded to assume reinvestment of dividends. The current effective yield is computed by determining the net change (exclusive of capital changes and income other than investment income), over a seven-day period in the value of a hypothetical account with a balance of one share at the beginning of the period, dividing the difference by the value of the account at the beginning of the period to obtain a base period return, then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The current effective yield will normally be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

The Corporation also may publish a "monthly distribution yield" on each shareholder's month-end account statement. The monthly distribution yield represents the net change in the value of a hypothetical account with a balance of one share (normally $1.00 per share) resulting from all dividends declared during a month by a portfolio expressed as a percentage of the value of one share at the beginning of the month. This resulting net change is then annualized by multiplying it by 365 and dividing it by the number of calendar days in the month.

At the request of the Board of Directors or shareholders, the Corporation may also quote the current yield of the Portfolios from time to time on other bases other than seven days for the information of its shareholders.

The Portfolios' performance, or the performance of securities in which it invests, may be compared to:

      iMoneyNet Money Fund Report Averages, which are average yields of various types of money market funds that include the effect of compounding distributions and are reported in iMoneyNet Money Fund Report;

      the average yield reported by the Bank Rate Monitor National Index for money market deposits accounts offered by the 100 leading banks and thrifts institutions in the ten largest standard metropolitan statistical areas;

      other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by iMoneyNet Money Fund Report, The Wall Street Journal, Barron's, Lipper Analytical Services, Inc., CDA Investment Technology, Inc. or Bloomberg Financial Markets, a financial information network;

      yields on other money market securities or averages of other money market securities as reported in the Federal Reserve Bulletin, by Telerate, a financial information network, by Bloomberg Financial Markets or by broker-dealers;

      yields on investment pools that operate in a manner consistent with the SEC's Rule 2a-7 of the 1940 Act;

      other fixed-income investments such as Certificates of Deposit (CDs).

Yield information may be useful to shareholders in reviewing the Portfolios' performance. However, a number of factors should be taken into account before using yield information as a basis for comparison with alternative investments. The Portfolios' yields are not guaranteed and may fluctuate slightly on a daily basis. The yield for any given past period is not an indication or representation by the Portfolios of future yields or rates of return on its shares and, therefore, it cannot be compared to yields on direct investment alternatives which often provide a guaranteed fixed yield for a stated period of time. However, some of such alternative investments may have substantial penalties on their yield in the case of early withdrawal, may have different yields for different balance levels, may have minimum balance requirements, or may require relatively large single investments to get comparable yields at all, none of which is the case with the Portfolios. All of the shares of each Portfolio earn dividends at the same rate.

TAXATION
--------------------------------------------------------------------------------

It is the policy of the Corporation to distribute each taxable year of a Portfolio substantially all of such Portfolio's net investment income and net realized capital gains, if any, to shareholders. Each Portfolio has elected, or intends to elect, as applicable, to be classified, and the Corporation intends that each Portfolio will qualify, as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, a Portfolio will not be subject to federal income tax on that part of its net investment income and net realized capital gains which it distributes to its shareholders. To qualify for such tax treatment, a Portfolio must generally, among other things: (a) derive at least 90% of its gross income from (i) dividends, interest, payments received with respect to loans of securities, gains from the sale or other disposition of stock or securities and certain related income and (2) net income from an interest in a qualified publicly traded partnership; and (b) diversify its holdings so that at the end of each quarter of its taxable year (i) 50% of the value of the Portfolio's total assets is represented by cash or cash items, Government Securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the voting securities of any issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of (x) any one issuer (or any two or more issuers that the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses), other than Government Securities or other regulated investment companies; or (y) the securities of one or more qualified publicly traded partnerships.

The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute within a calendar year 98% of their ordinary income, determined on a calendar year basis, and 98% of their capital gain net income, determined on a October 31st year end basis. The Corporation intends to distribute the income and capital gains of the Portfolios in the manner necessary to avoid imposition of the 4% excise tax by the end of each calendar year.

Dividends of the Portfolios will be taxable to shareholders as if received on December 31 of the year in which they are declared.

Pursuant to recently issued Treasury regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. Under new legislation a significant penalty is imposed on taxpayers who participate in a "reportable transaction" and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible federal, state or local disclosure obligations with respect to their investment in shares of a Portfolio.

VALUATION
--------------------------------------------------------------------------------

As noted in the Prospectus, each Portfolio values its portfolio on the basis of the amortized cost method of valuation. While the amortized cost method provides certainty in valuation, there may be periods during which the value, as determined by amortized cost, is higher or lower than the price each Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Portfolios' shares may tend to be lower than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates for market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would be true in a period of rising interest rates. The Board has established procedures (the "Procedures") designed to monitor the difference, if any, between each Portfolio's NAV per share determined in accordance with the amortized cost method of valuation and the value that would be obtained if the Portfolio's portfolio were "marked to market" i.e. price based on available market quotations. "Available market quotations" may include actual market quotations (valued at the mean between the bid and ask prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments, or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

Under the Procedures, if the extent of any deviation between the "mark to market" NAV per share and the NAV per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or other unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a NAV per share using available market quotations.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Description of Shares

The Corporation is a Virginia corporation. The Corporation's Articles of Incorporation authorize the Board of Directors to issue a limited number of shares of beneficial interest and to classify any unissued shares of the Corporation into one or more classes or series by setting their respective preferences, limitations, and relative rights, to the extent permitted by the Virginia Stock Corporation Act. Pursuant to such authority, the following series and classes have been authorized and are offered by the Corporation:


Commonwealth Cash Reserve Fund
------------------------------
     Prime Portfolio -Series A                 Institutional Shares       1,000,000,000 Shares
     Prime Portfolio -Series B                 IllinoisPrime Shares       1,000,000,000 Shares
Federal Portfolio
-----------------
     Federal Portfolio - Series A              Institutional Shares       1,500,000,000 Shares
     Federal Portfolio - Series B              IllinoisPrime Shares         500,000,000 Shares
SNAP(R) Fund
------------
     SNAP(R) Fund Series A                                                5,000,000,000 Shares

Although the Board of Directors is authorized to issue IllinoisPrime Shares of the Federal Portfolio of the Corporation, the Board of Directors has not issued, and does not expect to issue, such shares of the Federal Portfolio.

Further Information About Purchases and Redemptions

As is stated in the Prospectus, if the Board determines that it would be detrimental to the interests of the remaining shareholders to redeem shares wholly or partly in cash, the Portfolios may pay the redemption price in whole or in part by the distribution in kind of investments from the investment holdings of the Portfolio, in lieu of cash and in conformity with the applicable rules of the SEC. The Corporation, however, has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Portfolios are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90 day period for any one Shareholder. Should redemptions by a Shareholder exceed such limitation, the Portfolios will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholders might incur brokerage costs in converting the assets into cash. The method of valuing investments used to make redemptions in kind will be the same as the method of valuing portfolio investments under "Net Asset Value" in the Prospectus and such valuation will be made as of the same time the redemption price is determined. It should be noted that the management of the Portfolios considers the prospect for redeeming shares in the Portfolios using the "in-kind" provision to be highly remote.

The right of redemption may be suspended or the date of payment may be postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such exchange is restricted as determined by the SEC by rule or regulation; (ii) during periods in which an emergency, as determined by the SEC, exists making disposal of portfolio securities or instruments or determination of the net assets of the Portfolios not reasonably practical; or (iii) for such other periods as the SEC may permit. Payment of redemption proceeds relating to shares purchased by check within 15 days of the date on which the redemption request was received may be delayed by the Portfolios until a determination is made that the check given in purchase has cleared, which may be up to fifteen days.

Financial Statements

Financial statements for the Prime Portfolio and Federal Portfolio for the fiscal year ended June 30, 2006 have been audited by Ernst & Young LLP. Such financial statements and accompanying report are included in the Portfolios' Annual Report to Shareholders for the fiscal year ended June 30, 2006, and are hereby incorporated by reference in this Statement of Additional Information.

IllinoisPrime is a service mark of the Illinois Finance Authority.

                                   Investment Adviser
                                   PFM Asset Management LLC
                                   One Keystone Plaza, Suite 300
                                   North Front & Market Streets
                                   Harrisburg, Pennsylvania 17101-2044

                                   Distributor
                                   PFM Fund Distributors, Inc.
                                   One Keystone Plaza, Suite 300
                                   North Front & Market Streets
                                   Harrisburg, Pennsylvania 17101-2044

                                   Custodian
                                   U.S. Bank N.A.
                                   60 Livingston Avenue
                                   St. Paul, Minnesota 55107

                                   Depository Bank
                                   Wachovia Bank, N.A.
                                   1021 East Cary Street
                                   Richmond, Virginia 23219

                                   Administrator and Transfer Agent
                                   PFM Asset Management LLC
                                   One Keystone Plaza, Suite 300
                                   North Front & Market Streets
                                   Harrisburg, Pennsylvania 17101-2044

                                   Independent Registered Public Accounting Firm Ernst & Young LLP
                                   Two Commerce Square, Suite 4000
                                   2001 Market Street
                                   Philadelphia, Pennsylvania 19103

                                   Legal Counsel
                                   Schulte Roth & Zabel LLP
                                   919 Third Avenue
                                   New York, New York  10022



[Commonwealth
-----------------
Cash Reserve Fund
    LOGO]

Commonwealth Cash Reserve Fund, Inc.
4350 North Fairfax Drive, Suite 580
Arlington, Virginia  22203
1-800-338-3383

                                                                    SNAP(R) Fund

                                                                 [Virginia State
                                                                 ---------------
                                                                     SNAP(R)
                                                                 ---------------
                                                                  Non-Arbitrage
                                                                  Program Logo]



                                             Statement of Additional Information
                                                          Dated November 3, 2006


                                    [IMAGES]



This Statement of Additional Information
("Statement of Additional Information")
relates to the SNAP(R) Fund (the
"Fund"), a series of Commonwealth Cash
Reserve Fund, Inc. (the "Corporation").
It is not a prospectus and is only
authorized for distribution when
preceded or accompanied by the
prospectus, dated November 3, 2006,
relating to the Fund ("Prospectus").
This Statement of Additional Information contains more detailed information about the Fund and the Corporation than that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus can be obtained by calling 1-800-570-SNAP.
You may obtain the Prospectus and this
Statement of Additional Information
without charge by downloading it off the Commonwealth of Virginia State
Non-Arbitrage Program (the "SNAP(R)
Program") website at www.vasnap.com.



                                                                [Commonwealth
                                                               -----------------
                                                               Cash Reserve Fund
                                                                       LOGO]

                       Statement of Additional Information

                                  SNAP(R) Fund

                      Commonwealth Cash Reserve Fund, Inc.

                                TABLE OF CONTENTS

                                                                            Page

HISTORY OF THE CORPORATION.....................................................1

INVESTMENT POLICIES............................................................1

INVESTMENT RESTRICTIONS........................................................3

DIRECTORS AND OFFICERS.........................................................5

ADDITIONAL INFORMATION ABOUT MANAGEMENT........................................9

DISTRIBUTION ARRANGEMENTS.....................................................10

YIELD INFORMATION.............................................................10

TAXATION......................................................................11

VALUATION.....................................................................12

GENERAL INFORMATION...........................................................13



--------------------------------------------------------------------------------
        4350 North Fairfax Drive o Suite 580 o Arlington, Virginia 22203
                                o 1-800-570-SNAP

HISTORY OF THE CORPORATION

The Corporation was organized under the laws of the Commonwealth of Virginia on December 8, 1986. Interests in the Fund are represented by shares of common stock that entitle their holders to a pro rata interest in the assets of the Fund. The Corporation is classified as an open-end, "no load," diversified, multi-class series, registered investment company. "Open-end" means that the Fund is continuously available for investment or redemption. "No load" means that there is no sales charge at any time for either purchases or redemptions of Fund shares. "Diversified" means that the Fund meets certain diversification requirements set forth in the Investment Company Act of 1940 (the "1940 Act"). "Series" means that the Corporation is authorized to offer additional investment portfolios, each of which will be treated for investment purposes as a separate investment company. "Multi-class" means that the Fund is authorized to offer more than one class of shares. While each class will be invested in the same portfolio of securities, expenses and, therefore, returns on an investment will vary by class. "Registered" means that the Corporation is registered with the Securities and Exchange Commission (the "SEC") under the 1940 Act and must conform with various organizational and operational standards.

Prior to September 17, 2004, the Fund was a series of Evergreen Select Money Market Trust and Evergreen Investment Management Company, LLC served as the investment adviser. On September 17, 2004, the Fund was reorganized into a series of the Corporation (the 'Reorganization"). As part of the Reorganization, the Fund has agreed to indemnify, for a period of five years following the Reorganization, each Trustee of the Evergreen Select Money Market Trust against all liabilities and expenses incurred with respect to Evergreen Select Money Market Trust by such Trustee in the manner and to the extent that such liabilities and expenses would have been indemnified under Evergreen Select Money Market Trust's Declaration of Trust and By-Laws. However, such indemnity will only be provided to the extent that such liabilities and expenses are not covered by Evergreen Select Money Market Trust's director and officer insurance policy.

In addition to the Fund, the Corporation has two other series that are sold pursuant to a separate prospectus and statement of additional information:
Commonwealth Cash Reserve Fund (the "Prime Portfolio") and CCRF Federal Portfolio (the "Federal Portfolio").

INVESTMENT POLICIES

The following information supplements the discussion of investment objectives and policies of the Fund found under "Investment Objectives and Policies" in the Prospectus.

Additional Requirements for Commercial Paper

The Fund may only purchase commercial paper which either satisfies certain statutory requirements or is approved by the Board of Directors of the Fund in accordance with certain statutory procedures. Absent such Board of Directors' approval, commercial paper must meet the following statutory criteria:

      (a) The issuing company or its guarantor, must have a net worth of at least fifty million dollars;

      (b) The net income of the issuing company or its guarantor must have averaged three million dollars per year for the five years immediately previous to purchase; and

      (c) All existing senior bonded indebtedness of the issuing company must have been rated A or better or the equivalent by at least two of the following: Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Inc. ("S&P"), or Fitch Investor's Service ("Fitch")

Ratings of Commercial Paper and Corporate Bonds

Commercial paper with the greatest capacity for timely payment is rated A by S&P. Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety: A-1, the highest of the three, indicates the degree of safety is very strong; A-2 indicates that the capacity for timely repayment is strong; A-3 indicates that capacity to repay is satisfactory but more vulnerable to the adverse effects of changes in circumstances than obligations rated A-1 or A-2. Moody's employs the designations of Prime-1, Prime-2 and Prime-3, to indicate the relative capacity of the issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment, but the effects of industry characteristics and market competition may be more pronounced. Fitch employs the designations of F-1, F-2, and F-3, which are comparable to the S&P designations.

Bonds rated AAA have the highest rating assigned by S&P to a debt obligation and capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to adverse effects of changes in circumstances and economic conditions.

Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality. They are rated lower than the best bonds because margins of protection may not be as large or because fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of various securities. It should be emphasized, however, that ratings are not absolute standards of quality.

Additional Requirements for Municipal Obligations

The Fund may only purchase municipal obligations that are legal investments for governmental units in the Commonwealth of Virginia under Section 2.2-4501 of the Code of Virginia, as it may be amended from time to time. The following municipal obligations are permitted investments for the Fund.

Obligations of the Commonwealth of Virginia - Stocks, bonds, notes and other evidences of indebtedness of the Commonwealth of Virginia, and those unconditionally guaranteed as to the payment of principal and interest by the Commonwealth of Virginia.

Obligations of Other States - Stocks, bonds, notes and other evidences of indebtedness of any state of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that within the twenty fiscal years next preceding the making of such investment, such state has not been in default for more than ninety days in the payment of any part of principal or interest of any debt authorized by the legislature of such state to be contracted.

Obligations of Virginia Governmental Units - Bonds, notes and other evidences of indebtedness of any county, city, town, district, authority or other public body in the Commonwealth of Virginia upon which there is no default; provided, that if the principal and interest of such instruments is payable from revenues or tolls and the project has not been completed, or if completed, has not established an operating record of net earnings available for payment of principal and interest equal to estimated requirements for that purpose according to the terms of the issue, the Fund will invest in such instruments only when PFM Asset Management LLC ("PFM Asset Management" or "Adviser"), the Fund's investment adviser, is satisfied that the credit risk with respect to the issuer is minimal.

Obligations of Governmental Units in Other States - Legally authorized stocks, bonds, notes and other evidences of indebtedness of any city, county, town or district situated in any one of the states of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that (i) within the twenty fiscal years next preceding the making of such investment, such city, county, town or district has not been in default for more than ninety days in the payment of any part of principal or interest of any stock, bond, note or other evidence of indebtedness issued by it; (ii) such city, county, town or district shall have been in continuous existence for at least twenty years; (iii) such city, county, town or district has a population, as shown by the federal census next preceding the making of such investment, of not less than 25,000 inhabitants; (iv) the stocks, bonds, notes or other evidences of indebtedness in which such investment is made are the direct legal obligations of the city, county, town or district issuing the same; (v) the city, county, town or district has power to levy taxes on the taxable real property therein for the payment of such obligations without limitation of rate or amount; and (vi) the net indebtedness of such city, county, town or district (including the issue in which such investment is made), after deducting the amount of its bonds issued for self-sustaining public utilities, does not exceed ten percent of the value of the taxable property in such city, county, town or district, to be ascertained by the valuation of such property therein for the assessment of taxes next preceding the making of such investment.

Investment Company Securities

The Fund may invest in the securities of other money market mutual funds ("investment companies") provided that the instruments in which any such investment company may invest are restricted to those in which the Fund, would be permitted to invest directly. Investments in other investment companies are further limited under relevant provisions of the 1940 Act. Under these limitations the Fund may not purchase shares of an investment company if such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company. As a shareholder in a mutual fund, the Fund would bear its pro rata portion of the investment company's fees and expenses, including advisory fees, in addition to the Fund's own fees and expenses.

Turnover and Portfolio Transactions

In general, the Fund purchases instruments with the expectation of holding them to maturity. However, the Fund may to some degree engage in trading to attempt to take advantage of short-term market variations. The Fund may also sell investments in order to meet redemptions or as a result of revised management evaluations of the issuer. The Fund will have a high annual portfolio turnover because of the short maturities of the instruments held, but this should not adversely affect the Net Asset Value ("NAV") or income of the Fund as brokerage commissions are not usually paid on the purchase, sale, or maturity of the instruments in which the Fund invests.

The Fund seeks to obtain the best net price (yield basis) and the most favorable execution of orders. Purchases are made directly from the issuers or underwriters, or dealers or banks that specialize in the types of instruments purchased by the Fund. Prices paid on the purchase of instruments from underwriters reflect a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the ask price. If the most favorable execution and best net price are obtainable from more than one dealer, PFM Asset Management may allocate the order to a dealer that has provided research advice (including quotations on investments). By allocating transactions to obtain research services, the Fund enables PFM Asset Management to supplement its own research and analyses with the views and information of others. Purchase and sale orders for securities or instruments held by the Fund may be combined with those of other investment companies or accounts that PFM Asset Management manages in the interest of the most favorable net results for all. When PFM Asset Management determines that a particular security or instrument should be bought or sold for the Fund and other accounts managed by PFM Asset Management, those transactions are allocated among the participants equitably, usually on the basis of the sizes of the participating accounts and the accounts' relative cash flows.

INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions set forth below. Unless otherwise noted, each investment restriction is a fundamental policy of the Fund and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. As defined by the 1940 Act, a "majority of the outstanding voting securities" means the vote of the holders of: (a) 67 percent of the outstanding shares of the Fund present at a meeting at which the holders of more than 50 percent of the outstanding voting securities are present in person or by proxy; or (b) more than 50 percent of the outstanding voting securities of the Fund, whichever is less.

(1) The Fund may not make any investments other than those permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia as those terms are used in Section 2.2-4500 through 2.2-4510 of the Code of Virginia of 1950, as it may be amended from time to time. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. However, it may purchase marketable securities that are legal investments even though the issuer invests in real estate or has interests in real estate, and may purchase securities secured by real estate.

(2) The Fund may not purchase any securities if 25% or more of the Fund's total assets would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks).

(3) The Fund may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the Fund's total assets would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

(4) Although the Fund may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see "Investment Objective and Policies" in the Prospectus). It can also enter into repurchase agreements. As a matter of operating (but not fundamental) policy, the Fund will not enter into a repurchase agreement maturing or subject to put in more than seven days if, as a result, more than 10% of the value of its total assets would then consist of such repurchase agreements and other illiquid securities.

(5) The Fund may not invest for the purpose of exercising control or management of other issuers.

(6) The Fund may not sell securities short (i.e., sell securities that it does not own) and may not buy securities on margin.

(7) The Fund may not engage in the business of underwriting securities issued by other persons, except to the extent the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of investment securities.

(8) The Fund may only borrow from banks for temporary or emergency purposes on an unsecured basis and only up to 20% of the value of its total assets. The Fund may not borrow to increase its income but only to meet redemptions. The Fund may not purchase any security or instrument at any time when borrowings are 5% or more of its total assets.

(9) The Fund may not issue senior securities or senior shares as defined in the 1940 Act, provided that the Fund may borrow from banks to the extent and for the purposes set forth in restriction (8) above.

It is the position of the SEC (and an operating, although not a fundamental policy of the Fund) that a money market fund such as the Fund may not purchase an illiquid investment if, as a result, more than 10% of the value of its net assets would be invested in such investments. The investments included in this 10% limit are: (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Fund does not expect to own any investment that is not readily marketable, but it is possible that market quotations may not be readily available as to the obligations of banks which are of relatively small size. Therefore, the obligations of such smaller banks will be purchased only within the 10% limit if: (i) they are payable at principal amount plus accrued interest within seven days after purchase or on demand within seven days after demand; or (ii) the Board of Directors (the "Board of Directors," or, the "Board") determines that a readily available market exists for such obligations. Repurchase agreements with remaining maturities of seven days or more (that are not subject to put) are considered to be illiquid. If the Fund exceeds the 10% limitation on investing in illiquid investments as a result of a change in the value of the Fund's assets, the Fund will bring the percentage of its illiquid investments back into conformity with the limitation as soon as practicably possible.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in the value of the investment or the value of the Fund's net assets will not be considered a violation of the above percentage investment restrictions, with the exception of the restriction on borrowing set forth in (8) above; but the Fund shall then use prudence in bringing all percentage restrictions back into conformity. For borrowing (restriction (8) above), if the 20% limitation on borrowing is adhered to at the time of investment, but later increases to more than 20% but not more than 33% as a result of a change in the value of the Fund's assets, it will not be considered a violation of the Fund's limitation on borrowing; nevertheless, the Fund shall then use prudence in bringing the percentage of borrowing back into conformity. Should borrowing exceed 33% of the value of the Fund's total assets as a result of a change in the value of the Fund's net assets at any time, the Fund shall then reduce borrowings to no more than 33% within three days and will continue to use prudence in bringing the percentage of borrowing back into conformity.

The Board of Directors has a policy to govern the circumstances under which disclosure regarding securities held by the Fund ("Portfolio Securities"), and disclosure of purchases and sales of such securities, may be made to shareholders of the Fund or other persons.

      o Public disclosure regarding the Portfolio Securities is made quarterly in Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q ("Official Reports"). Except for such Official Reports and as otherwise expressly permitted herein, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Fund.

      o Information regarding Portfolio Securities, and other information regarding the investment activities of the Fund, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Corporation or of the Fund, but only if such disclosure has been approved in writing by the Chief Compliance Officer of the Corporation (the "CCO"). In connection with such arrangements, the recipient of the information must agree to maintain the confidentiality of the information provided and must also agree not to use the information for any purpose other than to facilitate its rating or ranking of the Fund.

      o This policy relating to disclosure of the Fund's holdings of Portfolio Securities does not prohibit: (i) disclosure of information to the Adviser or to other service providers, including but not limited to the Fund's administrator, distributor, custodian, legal counsel and auditors, or to brokers and dealers through which the Fund purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by a Portfolio that is made on the same basis to all shareholders of the Fund.

      o The CCO may approve other arrangements, not described herein, under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), is disclosed to any shareholder or other person. The CCO shall approve such an arrangement only if she/he concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably likely to benefit the Fund and is unlikely to affect adversely the Corporation, the Fund, or any portfolio or any shareholder of the Corporation. The CCO shall inform the Board of Directors of any such arrangements that are approved by the CCO, and the rationale supporting approval, at the next regular quarterly meeting of the Board of Directors following such approval.

Neither the Adviser nor the Corporation (or any affiliated person, employee, officer, director or member of the investment adviser or the Corporation) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

DIRECTORS AND OFFICERS

The Corporation's Board of Directors is responsible for the overall supervision of the Fund and the Corporation. Each member of the Board was elected by the Corporation's shareholders. Under the Corporation's Amended and Restated Bylaws, each member of the Board holds office until his successor is elected and qualified or until his earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members. Day to day conduct of the affairs of the Fund and the Corporation are the responsibility of the Corporation's officers.

Officers and Affiliated Directors. The following table sets forth certain information about the Corporation's Officers, as well as those members of the Board who are affiliated with PFM Asset Management; PFM Fund Distributors, Inc., the Corporation's distributor (the "Distributor") or Commonwealth Financial Group, Inc. ("Commonwealth Financial Group"), the former distributor of the Prime and Federal Portfolios, and are therefore "interested persons" of the Corporation as that term is defined in the 1940 Act.

-------------------------------------------------------------------------------------------------------------------
Name, Position Held  with Fund,
(Served Since), Birthyear, Other   Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund
Directorships Held                 Complex Overseen by Officer/Director)
-------------------------------------------------------------------------------------------------------------------
OFFICERS AND AFFILIATED DIRECTORS
Jeffrey A. Laine                   President, Commonwealth Financial Group, 1994-present; President, Laine
Director, President &              Financial Group, Inc., (an investment advisory firm) 1992-present; (3)
Treasurer (1986)
Birthyear: 1957
Other directorships: None
-------------------------------------------------------------------------------------------------------------------
Martin P. Margolis                 President, PFM Asset Management LLC (the Distributor's parent company)
Director & Vice President (1996)   2001-present; Managing Director, Public Financial Management, Inc., (a financial
Birthyear: 1944                    advisory firm) 1986-present; (3)
Other directorships: None
-------------------------------------------------------------------------------------------------------------------
Jennifer L. Scheffel, Esq.         Senior Managing Consultant, PFM Asset Management LLC, 2004 to present; Assistant
Secretary (2005)                   Vice President, Ambac Financial Group, Inc., 2004; Assistant Vice President,
Birthyear: 1972                    Chief Compliance Officer, Cadre Financial Services, Inc., 2002 to 2004;
Other directorships: None          PlusFunds Group, Inc., 2001 to 2002; Cozen & O'Conner, 2000 to 2001; Bronx
                                   District Attorney's Office, 1997 to 2000; (3)
-------------------------------------------------------------------------------------------------------------------

The only fees the Corporation pays to those directors who are "interested persons" or to any of the Corporation's officers are to Mr. Laine, the Corporation's President, who is the president and sole shareholder of the former distributor of the Prime Portfolio and Federal Portfolio. No officer of the Corporation received any remuneration as an officer or employee of the Corporation during the Corporation's fiscal years ended June 30, 2006, June 30, 2005 or June 30, 2004. Commonwealth Financial Group served as the distributor of the shares of the Prime and Federal Portfolios prior to July 1, 2005 and received an aggregate of $40,000 during the Corporation's fiscal year ended June 30, 2005, of which $28,000 was reimbursement of actual expenses, $10,000 was compensation for serving as the distributor of the Prime Portfolio and $2,000 was compensation for serving as the distributor of the Federal Portfolio. McGuireWoods LLP, the law firm of Arthur E. Anderson II, the Corporation's former Secretary, received an aggregate of $16,000, $10,000 and $24,000 in payment for legal services during the Corporation's fiscal year ended June 30, 2006, June 30, 2005 and June 30, 2004, respectively.

Independent Directors. The following table sets forth certain information about those members of the Board who are not "interested persons" of the Corporation as that term is defined by the 1940 Act (the "Independent Directors").

-------------------------------------------------------------------------------------------------------------------
Name, Position Held  with Fund,
(Served Since), Birthyear, Other   Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund
Directorships Held                 Complex Overseen by Independent Director)
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
Giles Dodd                         Retired; Former Director of Finance, City of Greenville, South Carolina,
Director (1996)                    1993-1996; Director of Finance/Assistant City Manager, City of Virginia Beach;
Birthyear: 1926                    Past President Virginia Government Finance Officers Association; (3)
Other directorships: None
-------------------------------------------------------------------------------------------------------------------
Robert J. Fagg, Jr.                Retired; Former Director of the Annual Giving Program, Virginia Commonwealth
Director (1986)                    University, 1981-1998; Development Officer, 1974-1981; (3)
Birthyear: 1940
Other directorships: None
-------------------------------------------------------------------------------------------------------------------
Robert R. Sedivy                   Vice President-Finance and Treasurer, Collegiate School, Richmond, Virginia,
Director (1996)                    1988-present; Past President, Virginia Association of Independent Schools
Birthyear: 1946                    Financial Officers Group; (3)
Other directorships: None
-------------------------------------------------------------------------------------------------------------------

Each Independent Director, and Mr. Laine, receives from the Corporation an annual retainer of $5,000 plus $500 for each in-person meeting attended, and the President of the Fund and the Chairman of each Committee of the Board receives an additional $1,000 retainer. For the fiscal years ended June 30, 2006, June 30, 2005, and June 30, 2004, fees paid to the Independent Directors totaled $29,750, $12,000 and $1,500, respectively. Amounts received by each Independent Director are set forth under the heading "Compensation Arrangements." The Independent Directors are responsible for the nomination of any individual to serve as an Independent Director.

The Board has established an Audit Committee, which consists of all of the Independent Directors (the "Audit Committee"), and which operates in accordance with the Audit Committee's charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Corporation and, as appropriate, the internal controls of certain service providers to the Corporation; oversee the quality and objectivity of the Corporation's financial statements and the independent audit thereof; act as a liaison between the Corporation's independent registered public accounting firm and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. Prior to the establishment of the Audit Committee, these responsibilities were undertaken directly by the Board. The Audit Committee met twice during the Corporation's fiscal year ended June 30, 2006.

Advisory Board. The Board has appointed an Advisory Board to provide consultation and advice to the Corporation from time to time. Members of the Advisory Board receive no compensation from the Corporation. The following table sets forth certain information about those individuals serving on the Advisory Board.

-------------------------------------------------------------------------------------------------------------------
Name, Position Held  with Fund,
(Served Since), Birthyear, Other   Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund
Directorships Held                 Complex Overseen by Advisory Board Member)
-------------------------------------------------------------------------------------------------------------------
ADVISORY BOARD MEMBERS
Richard A. Cordle, M.G.T.          Treasurer, Chesterfield County, Virginia, 1991-present; (3)
Advisory Board Member (2006)
Birthyear: 1955
Other directorships: None
-------------------------------------------------------------------------------------------------------------------
Larry W. Davenport                 Director of Finance, Hampton Roads Transit, Virginia, 2004-present; Director of
Advisory Board Member (1995)       Finance, Southeastern Public Service Authority, Virginia, 1998-2004; (3)
Birthyear: 1946
Other directorships: None
-------------------------------------------------------------------------------------------------------------------
Ann Davis, M.G.T.                  Treasurer, City of Williamsburg / James City County, Virginia, 1998-present; (3)
Advisory Board Member (2006)
Birthyear: 1946
Other directorships: None
-------------------------------------------------------------------------------------------------------------------
Richard A. Davis                   Public Finance Manager, Virginia Department of Treasury, 1997-present; (3)
Advisory Board Member (2006)
Birthyear: 1945
Other directorships: None
-------------------------------------------------------------------------------------------------------------------
Christopher Martino                Director of Finance, Prince William County, Virginia, February 1996-present;
Advisory Board Member (1996)       Certified Public Accountant, Member of the Government Finance Officers
Birthyear: 1956                    Association. (3)
Other directorships: None
-------------------------------------------------------------------------------------------------------------------

The address of each Independent Director and Advisory Board Member is 4350 North Fairfax Drive, Suite 580, Arlington, Virginia 22203-1547. The mailing address of Mr. Laine is 38 Cohasset Lane, Cherry Hill, NJ 08003; the mailing address of Mr. Margolis is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101; the mailing address of Ms. Scheffel is Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, NY 11716.

Compensation Arrangements. As noted above, members of the Advisory Board received no compensation from the Corporation. The table below shows compensation paid by the Corporation, for the fiscal year ended June 30, 2005, to the members of the Board and the Corporation's officers. The Corporation does not pay retirement or pension benefits to any of its officers or directors.

                                                 Year Ended June 30, 2006

                                                Pension or
                                                Retirement      Estmated
                                 Aggregate      Benefits As      Annual          Total
                                Compensation      Part of       Benefits      Compensation
                                    From       Corporation's      Upon         From Fund
      Name and Position         Corporation*     Expenses      Retirement      Complex**
--------------------------------------------------------------------------------------------
Giles Dodd
Director                          $ 7,000           N/A            N/A          $ 7,000

Robert J. Fagg, Jr.
Director                            7,000           N/A            N/A            7,000

Jeffrey A. Laine
Director, President and             8,000           N/A            N/A            8,000
Treasurer

Martin P.  Margolis
Director and Vice President         -0-             N/A            N/A            -0-

Robert R.  Sedivy
Director                            7,750           N/A            N/A            7,750

Jennifer L. Scheffel, Esq.
Secretary                           -0-             N/A            N/A            -0-
                               -------------------------------------------------------------

Total                             $29,750           N/A            N/A          $29,750
                               -------------------------------------------------------------

*Each of the Prime Portfolio, the Federal Portfolio and the SNAP Fund pays a portion of the total fees paid to each Director by the Corporation.

**The Corporation is the sole investment company comprising the fund complex.

Director Ownership of Securities of the Corporation. The table below sets forth information about each Director's beneficial ownership interest in shares of the Corporation as of December 31, 2005.


                                                      Aggregate Dollar
                                                      Range of Equity
                                                     Securities in All
                                Dollar Range of          Portfolios
                              Equity Securities in      Overseen by
             Name               the Corporation           Director

    Interested Directors

      Jeffrey A. Laine           none                    none

      Martin P. Margolis         none                    none

    Independent Directors

      Giles Dodd                 none                    none

      Robert J. Fagg, Jr.        none                    none

      Robert R. Sedivy           none                    none

Director Interest in Adviser, Distributor or Affiliates. As of December 31, 2005, neither the Independent Directors, nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor or any affiliate of the Adviser or Distributor as shown by the chart below. Accordingly, as of December 31, 2005, neither the Independent Directors, nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the Distributors or any of their affiliates.

                           Name of Owners
                         and Relationships                                    Value of       Percent of
Name of Director            to Director        Company     Title of Class    Securities        Class
----------------------------------------------------------------------------------------------------------
Giles Dodd,                     N/A              N/A             N/A             N/A            N/A
Independent Director

Robert J. Fagg                  N/A              N/A             N/A             N/A            N/A
Independent Director

Robert R. Sedivy                N/A              N/A             N/A             N/A            N/A
Independent Director

Control Persons and Principal Holders of Securities

Set forth below is certain information as to all persons known to the Fund to own beneficially 5% or more of the Fund's shares on September 30, 2006.

                    Shareholder         Number of Shares on 9/30/06      Share %
                    -----------         ---------------------------      -------
Prince William County                         246,090,926.20              9.76%
Arlington County                              207,245,516.98              8.22%
Henrico County                                198,542,787.67              7.88%
Virginia College Building Authority           186,296,923.36              7.39%
County of Loudoun                             177,537,352.96              7.04%
Commonwealth Transportation Board             148,765,438.97              5.90%

The Treasury Board of the Commonwealth of Virginia (the "Treasury Board") is the record owner of the SNAP(R) Program participants' shares of the Fund. The Treasury Board incurs certain operational expenses in connection with this function and the Fund reimburses the Treasury Board for such expenses on an annual basis in the amount of $50,000.

The Treasury Board may be deemed to control the Corporation and the Fund by virtue of its record ownership of more than 25% of the outstanding shares of the Corporation and the Fund. These control relationships will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Corporation or the Fund, respectively. Through the exercise of voting rights with respect to shares of the Corporation and the Fund, the Treasury Board may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders of the Corporation or the Fund is required.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

Additional Information About Investment Advisory Arrangement

The advisory agreement with PFM Asset Management LLC relating to the Fund (the "Advisory Agreement") was initially approved by the Board of Directors, including a majority of the Independent Directors, at a meeting of the Board of Directors held on July 29, 2004.

In addition to the provisions of the Advisory Agreement described in the Prospectus, the Advisory Agreement contains the provisions described below. The Advisory Agreement had an initial term of two years following the date of its execution. Thereafter, the Advisory Agreement will continue in effect from year to year if approved annually: (i) by the Board or by a majority of the outstanding voting securities; and (ii) by a majority of the Independent Directors by vote cast in person. The Advisory Agreement will terminate automatically in the event of its assignment (as defined by the 1940 Act and the rules thereunder) and may be terminated at any time without penalty by PFM Asset Management upon 60 days' written notice to the Corporation. The Advisory Agreement may be terminated by the Fund at any time without penalty, provided that such termination by the Fund shall be directed or approved by the Board or by the holders of a majority of its shares at the time outstanding and entitled to vote.

The Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, PFM Asset Management is not liable for any error of judgment, mistake of law or loss in connection with PFM Asset Management's performance of the Advisory Agreement and permits PFM Asset Management to act as an investment adviser for any other organization, firm, corporation or person.

PFM Asset Management commenced serving as the Fund's investment adviser on September 17, 2004. Therefore, the Fund paid no fees to the Adviser prior to that time. For the fiscal years ended June 30, 2006 and June 30, 2005, the Fund incurred $1,526,307 and $994,133 of fees, respectively, to the Adviser under the Advisory Agreement, of which $42,921 and $17,031 were waived, respectively.

Additional Information About the Administration Agreement

PFM Asset Management provides administration services to the Fund pursuant to an administration agreement approved by the Board of Directors on July 29, 2004 (the "Administration Agreement"). The Administration Agreement will remain in effect, unless earlier terminated, from year to year if approved annually by the Directors, including a majority of the Independent Directors. The Administration Agreement may be terminated at any time without penalty by PFM Asset Management upon 60 days' written notice to the Corporation. It may be terminated by the Corporation at any time without penalty upon 60 days' written notice to PFM Asset Management, provided that such termination shall be directed or approved by the vote of a majority of its Directors, including a majority of the Independent Directors. PFM Asset Management receives no compensation for its services under the Administration Agreement.

DISTRIBUTION ARRANGEMENTS

The Distributor serves as the exclusive distributor of shares of the Fund, pursuant to a distribution agreement with the Corporation (the "Distribution Agreement").

The Board, including a majority of the Independent Directors, initially approved the Distribution Agreement at a meeting held in person on July 29, 2004. The Distribution Agreement had an initial term of two years from the date of execution and continues in effect from year to year thereafter if approved annually by the Board, including a majority of the Independent Directors, by vote cast in person at a meeting called for such purpose. The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days' written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Fund, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials.

The Distributor is a wholly-owned subsidiary of the Investment Adviser and its address is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.

YIELD INFORMATION

Current yield information for the Fund may, from time to time, be quoted in reports, literature and advertisements published by the Fund. The current yield of the Fund, which is also known as the current annualized yield or the current seven-day yield, represents the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical account with a balance of one share (normally valued at $1.00 per share) over a seven-day base period expressed as a percentage of the value of one share at the beginning of the seven-day period. This resulting net change in account value is then annualized by multiplying it by 365 and dividing the result by 7.

The Fund may also quote a current effective yield of each Portfolio from time to time. The current effective yield represents the current yield compounded to assume reinvestment of dividends. The current effective yield is computed by determining the net change (exclusive of capital changes and income other than investment income), over a seven-day period in the value of a hypothetical account with a balance of one share at the beginning of the period, dividing the difference by the value of the account at the beginning of the period to obtain a base period return, then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The current effective yield will normally be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

The Fund also may publish a "monthly distribution yield" on each shareholder's month-end account statement. The monthly distribution yield represents the net change in the value of a hypothetical account with a balance of one share (normally valued at $1.00 per share) resulting from all dividends declared during a month by a portfolio expressed as a percentage of the value of one share at the beginning of the month. This resulting net change is then annualized by multiplying it by 365 and dividing it by the number of calendar days in the month.

At the request of the Board of Directors or shareholders, the Corporation may also quote the Fund's yields from time to time on other bases other than seven days for the information of its shareholders.

The Fund's performance, or the performance of securities in which it invests, may be compared to:

      iMoneyNet Money Fund Report Averages, which are average yields of various types of money market funds that include the effect of compounding distributions and are reported in iMoneyNet Money Fund Report;

      the average yield reported by the Bank Rate Monitor National Index for money market deposits accounts offered by the 100 leading banks and thrifts institutions in the ten largest standard metropolitan statistical areas;

      other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by iMoneyNet Money Fund Report, The Wall Street Journal, Barron's, Lipper Analytical Services, Inc., CDA Investment Technology, Inc. or Bloomberg Financial Markets, a financial information network;

      yields on other money market securities or averages of other money market securities as reported in the Federal Reserve Bulletin, by Telerate, a financial information network, by Bloomberg Financial Markets or by broker-dealers;

      yields on investment pools that operate in a manner consistent with the SEC's Rule 2a-7 of the 1940 Act;

      and to other fixed-income investments such as Certificates of Deposit
      (CDs).

Yield information may be useful to shareholders in reviewing the Fund's performance. However, a number of factors should be taken into account before using yield information as a basis for comparison with alternative investments. The Fund's yields are not guaranteed and may fluctuate slightly on a daily basis. The yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares and, therefore, it cannot be compared to yields on direct investment alternatives which often provide a guaranteed fixed yield for a stated period of time. However, some of such alternative investments may have substantial penalties on their yield in the case of early withdrawal, may have different yields for different balance levels, may have minimum balance requirements, or may require relatively large single investments to get comparable yields at all, none of which is the case with the Fund. All of the Fund's shares earn dividends at the same rate.

TAXATION

It is the policy of the Corporation to distribute each taxable year of the Fund substantially all of the Fund's net investment income and net realized capital gains, if any, to shareholders. The Fund has elected to be classified, and the Corporation intends that the Fund will qualify, as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains which it distributes to its shareholders. To qualify for such tax treatment, the Fund must generally, among other things: (a) derive at least 90% of its gross income from (i) dividends, interest, payments received with respect to loans of securities, gains from the sale or other disposition of stock or securities and certain related income and (2) net income from an interest in a qualified publicly traded partnership; and (b) diversify its holdings so that at the end of each quarter of its taxable year (i) 50% of the value of the Fund's total assets is represented by cash or cash items, Government Securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the voting securities of any issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of
(x) any one issuer (or any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses), other than Government Securities or other regulated investment companies; or (y) the securities of one or more qualified publicly traded partnerships.

The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute within a calendar year 98% of their ordinary income, determined on a calendar year basis, and 98% of their capital gain net income, determined on a October 31st year end basis. The Corporation intends to distribute the income and capital gains of the Fund in the manner necessary to avoid imposition of the 4% excise tax by the end of each calendar year.

Dividends of the Fund will be taxable to shareholders as if received on December 31 of the year in which they are declared.

Pursuant to recently issued Treasury regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. Under new legislation a significant penalty is imposed on taxpayers who participate in a "reportable transaction" and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible federal, state or local disclosure obligations with respect to their investment in shares of the Fund.

VALUATION

As noted in the Prospectus, the Fund values its portfolio on the basis of the amortized cost method of valuation. While the amortized cost method provides certainty in valuation, there may be periods during which the value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Fund's shares may tend to be lower than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates for market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would be true in a period of rising interest rates. The Board has established procedures (the "Procedures") designed to monitor the difference, if any, between the Fund's NAV per share determined in accordance with the amortized cost method of valuation and the value that would be obtained if the Fund's portfolio were "marked to market", i.e., if it were priced based on available market quotations. "Available market quotations" may include actual market quotations (valued at the mean between the bid and ask prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments, or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

Under the Procedures, if the extent of any deviation between the "mark to market" NAV per share and the NAV per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or other unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a NAV per share using available market quotations.

GENERAL INFORMATION

Description of Shares

The Corporation is a Virginia corporation. The Corporation's Articles of Incorporation authorize the Board of Directors to issue a limited number of shares of beneficial interest and to classify any unissued shares of the Corporation into one or more classes or series by setting their respective preferences, limitations, and relative rights, to the extent permitted by the Virginia Stock Corporation Act. Pursuant to such authority, the Board of Directors has authorized the issuance of certain classes and series of shares, including the series set forth in the Prospectus, which represent interests as follows:

Commonwealth Cash Reserve Fund
------------------------------
     Prime Portfolio -Series A             Institutional Shares       1,000,000,000 Shares
     Prime Portfolio -Series B             IllinoisPrime Shares       1,000,000,000 Shares

Federal Portfolio
-----------------
     Federal Portfolio - Series A          Institutional Shares       1,500,000,000 Shares
     Federal Portfolio - Series B          IllinoisPrime Shares         500,000,000 Shares

---------------------------------------------------------------------------------------------
SNAP(R) Fund
---------------------------------------------------------------------------------------------
        SNAP(R) Fund Series A                                         5,000,000,000 Shares
---------------------------------------------------------------------------------------------

Further Information About Purchases and Redemptions

As is stated in the Prospectus, if the Board determines that it would be detrimental to the interests of the remaining shareholders to redeem shares wholly or partly in cash, the Fund may pay the redemption price in whole or in part by the distribution in kind of investments from the investment holdings of the Fund, in lieu of cash and in conformity with the applicable rules of the SEC. The Corporation has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90 day period for any one Shareholder. Should redemptions by a Shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholders might incur brokerage costs in converting the assets into cash. The method of valuing investments used to make redemptions in kind will be the same as the method of valuing portfolio investments under "Net Asset Value" in the Prospectus and such valuation will be made as of the same time the redemption price is determined. It should be noted that the management of the Corporation considers the prospect for redeeming shares in the Fund using the "in-kind" provision to be highly remote.

The right of redemption may be suspended or the payment of redemption proceeds may be postponed for more than seven days: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation; (ii) during periods in which an emergency, as determined by the SEC, exists making disposal of portfolio securities or instruments or determination of the net assets of the Fund not reasonably practical; or (iii) for such other periods as the SEC may permit.

Financial Statements

Financial statements for the Fund for the fiscal year ended June 30, 2006 have been audited by Ernst & Young LLP. Such financial statements and accompanying report are included in the Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2006, and are hereby incorporated by reference in this Statement of Additional Information.

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                                  INTENTIONALLY
                                   LEFT BLANK

                                   Investment Adviser

                                   PFM Asset Management LLC
                                   One Keystone Plaza
                                   Suite 300
                                   North Front & Market Streets
                                   Harrisburg, Pennsylvania 17101-2044

                                   Distributor
                                   PFM Fund Distributors, Inc.
                                   One Keystone Plaza
                                   Suite 300
                                   North Front & Market Streets
                                   Harrisburg, Pennsylvania 17101-2044

                                   Custodian
                                   U.S. Bank N.A.
                                   60 Livingston Avenue
                                   St. Paul, Minnesota 55107

                                   Depository Bank
                                   Wachovia Bank, N.A.
                                   1021 East Cary Street
                                   Richmond, Virginia 23219

                                   Administrator and Transfer Agent
                                   PFM Asset Management LLC
                                   One Keystone Plaza
                                   Suite 300
                                   North Front & Market Streets
                                   Harrisburg, Pennsylvania 17101-2044

                                   Independent Registered Public Accounting Firm Ernst & Young LLP
                                   Two Commerce Square, Suite 4000
                                   2001 Market Street
                                   Philadelphia, Pennsylvania  19103

                                   Legal Counsel
                                   Schulte Roth & Zabel LLP
                                   919 Third Avenue
                                   New York, NY  10022



[Commonwealth
-----------------
Cash Reserve Fund
    LOGO]


Commonwealth Cash Reserve Fund, Inc.
4350 North Fairfax Drive, Suite 580
Arlington, Virginia  22203
1-800-338-3383